N-4	May 10, 2024 USD ($)
Prospectus:
Document Type	N-4/A
Entity Registrant Name	Principal Life Insurance Company Separate Account B
Entity Central Index Key	0000009713
Entity Investment Company Type	N-4
Document Period End Date	May 10, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
If you take a withdrawal during the first six Contract Years, you may be assessed a Surrender Charge of up to 8% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a Surrender Charge of up to $8,000. This loss will be greater if there are also negative Bond Adjustments, negative Equity Adjustments, taxes or tax penalties.
If you take a withdrawal or other Surrender from a Segment Option, the amount Surrendered may be subject to a Bond Adjustment. A negative Bond Adjustment will result in loss. For the Index-Linked Segment Options, there is no limit on the potential loss. In extreme circumstances, you could lose up to 100% of the amount Surrendered. Bond Adjustments may apply to a withdrawal, death benefit payment or Annuitization, regardless of when it occurs, including a Segment End Date
4. FEE TABLE 8. FEES AND CHARGES — Deferred Sales Load (“Surrender Charge”), Maximum Potential Loss Due to Equity or Bond Adjustment 11. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Interim Value

If you take a withdrawal or other Surrender, or if a GLWB Fee is deducted, from an Index-Linked Segment Option prior to the Segment End Date, an Equity Adjustment will apply. A negative Equity Adjustment will result in loss. The downside protection level will not apply, so the loss could be beyond the protection provided by the buffer or floor, as applicable. In extreme circumstances, you could lose up to 100% of your investment. Equity Adjustments apply to any withdrawal, death benefit, Annuitization or deduction of a GLWB Fee occurring on any day during a Segment Term other than the Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
Losses due to negative Bond or Equity Adjustments will be greater if you also have to pay a Surrender Charge, taxes or tax penalties.
13. CONTRACT VALUES — Bond Adjustment APPENDIX B: EQUITY ADJUSTMENT CALCULATION
Transaction Charges	Other than Surrender Charges, Bond Adjustments and Equity Adjustments, there are no other transaction charges under the Contract.			Not Applicable
Ongoing Fees and Expenses (annual charges)
Under the Index-Linked Segment Options, there is an implicit ongoing investment opportunity cost because we limit, through the use of caps and participation rates, the amount you can earn. In return for this limit on Index gains, you receive some protection from Index losses.
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Data Page for information about the specific fees you will pay each year based on the options you have elected.
4. FEE TABLE 8. FEES AND CHARGES APPENDIX E: UNDERLYING FUND AVAILABLE UNDER THE CONTRACT

	Annual Fee	Minimum	Maximum
	Base Contract	1.50%(1)	1.50%(1)
	Investment options (Underlying Fund fees and expenses)	0.52%(2)	0.52%(2)

(1)
As a percentage of the Secure Income Benefit Base. This is the current GLWB Fee. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum of 2.00%. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, your Contract will not be subject to this fee in future Contract Years.

(2)
As a percentage of the average daily net asset value of the Underlying Fund.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that your entire Accumulated Value is in the Variable Account (even though you cannot select it for investment). It also assumes that you do not take withdrawals from the Contract. Surrender Charges and negative Bond and Equity Adjustments could substantially increase costs.

Lowest Annual Cost:
$1,785.47

Highest Annual Cost:
$1,785.47

Assumes:
•
Investment of $100,000 in the Variable Account

•
5% annual appreciation

•
Current GLWB Fee

•
Minimum Underlying Fund fees and expenses

•
No sales charges

•
No Transfer or withdrawals

Assumes:
•
Investment of $100,000 in the Variable Account

•
5% annual appreciation

•
Current GLWB Fee

•
Maximum Underlying Fund fees and expenses

•
No sales charges

•
	No Transfers or withdrawals
Charges for Early Withdrawals [Text Block]	Charges for Early Withdrawals
If you take a withdrawal during the first six Contract Years, you may be assessed a Surrender Charge of up to 8% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a Surrender Charge of up to $8,000. This loss will be greater if there are also negative Bond Adjustments, negative Equity Adjustments, taxes or tax penalties.
If you take a withdrawal or other Surrender from a Segment Option, the amount Surrendered may be subject to a Bond Adjustment. A negative Bond Adjustment will result in loss. For the Index-Linked Segment Options, there is no limit on the potential loss. In extreme circumstances, you could lose up to 100% of the amount Surrendered. Bond Adjustments may apply to a withdrawal, death benefit payment or Annuitization, regardless of when it occurs, including a Segment End Date

4. FEE TABLE
8. FEES AND CHARGES — Deferred Sales Load (“Surrender Charge”), Maximum Potential Loss Due to Equity or Bond Adjustment
11. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Interim Value

If you take a withdrawal or other Surrender, or if a GLWB Fee is deducted, from an Index-Linked Segment Option prior to the Segment End Date, an Equity Adjustment will apply. A negative Equity Adjustment will result in loss. The downside protection level will not apply, so the loss could be beyond the protection provided by the buffer or floor, as applicable. In extreme circumstances, you could lose up to 100% of your investment. Equity Adjustments apply to any withdrawal, death benefit, Annuitization or deduction of a GLWB Fee occurring on any day during a Segment Term other than the Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
Losses due to negative Bond or Equity Adjustments will be greater if you also have to pay a Surrender Charge, taxes or tax penalties.

13. CONTRACT VALUES — Bond Adjustment
	APPENDIX B: EQUITY ADJUSTMENT CALCULATION
Surrender Charge Phaseout Period, Years	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%	[1]
Surrender Charge Example Maximum [Dollars]	$ 8,000
Surrender Charge Footnotes [Text Block]
Surrender Charges apply to withdrawals during the first six Contract Years. The Surrender Charge declines during the first six Contract Years according to the following schedule:

Contract Year	Surrender Charge (as a percentage of the amount Surrendered)
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7+	0%
Each Contract Year, there is a Free Surrender Amount equal to the greater of (i) 10% of your Premium Payment; (ii) the Secure Income Benefit Payment; or (iii) your RMD amount, as applicable. Withdrawals of the Free Surrender Amount are not subject to Surrender Charges or Bond Adjustments, but may be subject to negative Equity Adjustments and taxes and tax penalties.

Transaction Charges [Text Block]	Transaction Charges Other than Surrender Charges, Bond Adjustments and Equity Adjustments, there are no other transaction charges under the Contract. Not Applicable
Ongoing Fees and Expenses [Table Text Block]	Ongoing Fees and Expenses (annual charges)
Under the Index-Linked Segment Options, there is an implicit ongoing investment opportunity cost because we limit, through the use of caps and participation rates, the amount you can earn. In return for this limit on Index gains, you receive some protection from Index losses.
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Data Page for information about the specific fees you will pay each year based on the options you have elected.

4. FEE TABLE
8. FEES AND CHARGES
APPENDIX E: UNDERLYING FUND AVAILABLE UNDER THE CONTRACT
    Annual Fee  Minimum  Maximum
Base Contract

1.50%(1)

1.50%(1)

Investment options
(Underlying Fund fees and expenses)

0.52%(2)

0.52%(2)

(1)
As a percentage of the Secure Income Benefit Base. This is the current GLWB Fee. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum of 2.00%. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, your Contract will not be subject to this fee in future Contract Years.

(2)
As a percentage of the average daily net asset value of the Underlying Fund.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that your entire Accumulated Value is in the Variable Account (even though you cannot select it for investment). It also assumes that you do not take withdrawals from the Contract. Surrender Charges and negative Bond and Equity Adjustments could substantially increase costs.

Lowest Annual Cost:
$1,785.47

Highest Annual Cost:
$1,785.47

Assumes:
•
Investment of $100,000 in the Variable Account

•
5% annual appreciation

•
Current GLWB Fee

•
Minimum Underlying Fund fees and expenses

•
No sales charges

•
No Transfer or withdrawals

Assumes:
•
Investment of $100,000 in the Variable Account

•
5% annual appreciation

•
Current GLWB Fee

•
Maximum Underlying Fund fees and expenses

•
No sales charges

•
	No Transfers or withdrawals
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.50%	[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.50%	[2]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the Secure Income Benefit Base. This is the current GLWB Fee. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum of 2.00%. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, your Contract will not be subject to this fee in future Contract Years.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.52%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.52%	[3]
Investment Options Footnotes [Text Block]	As a percentage of the average daily net asset value of the Underlying Fund.
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost:
$1,785.47
Highest Annual Cost:
$1,785.47

Assumes:
•
Investment of $100,000 in the Variable Account

•
5% annual appreciation

•
Current GLWB Fee

•
Minimum Underlying Fund fees and expenses

•
No sales charges

•
No Transfer or withdrawals

Assumes:
•
Investment of $100,000 in the Variable Account

•
5% annual appreciation

•
Current GLWB Fee

•
Maximum Underlying Fund fees and expenses

•
No sales charges

•
	No Transfers or withdrawals
Lowest Annual Cost [Dollars]	$ 1,785.47
Highest Annual Cost [Dollars]	$ 1,785.47
Risks [Table Text Block]	RISKS
Location in
Prospectus
 Risk of Loss
•
You can lose money by investing in the Contract, including loss of principal and previous earnings.

•
Under an Index-Linked Segment Option, the maximum amount of loss that you could experience due to negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate. You could lose a significant amount of money if an Index declines in value. The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate.

•
Any loss you experience will be greater if Surrender Charges, negative Bond Adjustments, negative Equity Adjustments or taxes or tax penalties also apply.

5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Not a Short-Term Investment

•
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•
The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.

•
Amounts withdrawn or otherwise Surrendered under the Contract may be subject to Surrender Charges, negative Bond Adjustments, and taxes and tax penalties. In addition, for Index-Linked Segment Options, withdrawals, other Surrenders and GLWB Fee deductions before the Segment End Date may result in negative Equity Adjustments and loss of positive Index performance.

•
Withdrawals and other Surrenders will reduce your Crediting Base in a Segment Option. Deductions for GLWB Fees also reduce the Crediting Base. Generally, the Crediting Base will be proportionately reduced, and the proportionate reduction could be greater than the amount Surrendered or deducted. Reductions to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term and less Segment Return (if any) on the Segment End Date.

5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

• Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.
Risks Associated with Investment Options
•
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Index-Linked Segment Options and Variable Account). Each investment option (including the Fixed Segment Option) has its own unique risks. You should review the available investment options before making an investment decision.

For Index-Linked Segment Options
•
The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limit upside), which may result in less earnings than the Index performance at the end of the Segment Term. For example:

•
If the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).

•
If the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.

•
The Buffer Rate or Floor Rate (except a 0% Floor Rate), as applicable, will provide only limited protection from negative Index performance in the case of a market decline, which may result in loss at the end of the Segment Term. For example:

•
If the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Segment Term.

•
If the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Segment Term.

•
While a Floor Segment Option with a 0% Floor Rate provides complete protection from negative Index performance at the end of a Segment Term, like any other Index-Linked Segment Option, there may be losses due to Surrender Charges, Bond Adjustments, Equity Adjustments and taxes and tax penalties.

•
While a Peak Buffer Segment Option provides for potential gain in the event of negative Index performance that does not exceed the Buffer Rate, a Peak Buffer Segment Option does not provide protection from any negative Index performance in excess of the Buffer Rate.

5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
 Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Segment Option and Index-Linked Segment Options), guarantees or benefits of the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Investment Restrictions [Text Block]	Investments
•
The Contract is a single premium product. Additional premium payments will not be accepted.

•
There are restrictions that limit the investment options you may choose, and there are significant limitations on Transfers.

•
Transfers are permitted only on Segment End Dates (for Segment Options) or Segment Anniversaries (for the Variable Account).

•
Transfers to the Fixed Segment Option cannot result in your Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of your total Accumulated Value or (b) your Secure Income Benefit Payment for the current Contract Year.

•
You cannot instruct us to allocate your Premium Payment or Accumulated Value to the Variable Account.

•
Transfers are not permitted into an Index-Linked Segment Option while there is an ongoing Segment Term for that Segment Option.

•
At the end of a Segment Term, Accumulated Value in the ended Segment Option will be reinvested, Transferred, withdrawn or Annuitized based on your instructions. In the absence of instructions, that amount will be re-invested in the same Segment Option for a new Segment Term (with the Cap Rate and Participation Rate or annual interest rate applicable to a new Segment Term). If the same Segment Option is no longer available, that amount will be automatically Transferred to the applicable default option.

•
We reserve the right to add and remove Segment Options as available investment options. We guarantee that the following Segment Option will be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer. If you are not comfortable with the possibility that could be the only Segment Option available in the future, you should not buy this Contract, as we do not guarantee the availability of any other Segment Option. In the future, we may not offer any Index-Linked Segment Options with a Floor, and we do not guarantee a minimum Floor Rate for any new Index-Linked Segment Option with a Floor that we may decide to offer. After purchase, if you do not want to invest in any available Segment Option under the Contract, you may fully Surrender the Contract, but doing so may cause you to incur Surrender Charges, a negative Bond Adjustment, negative Equity Adjustments and taxes and tax penalties. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.

7. INFORMATION ABOUT THE INDICES
9. PURCHASING THE CONTRACT — How to Buy a Contract
10. FIXED SEGMENT OPTION MECHANICS
11. INDEX-LINKED SEGMENT OPTION MECHANICS
12. OPTIONS AT THE END OF THE SEGMENT TERM
15. BENEFITS AVAILABLE UNDER THE CONTRACT
16. SECURE INCOME PROTECTOR (GLWB)
20. ADDITIONAL INFORMATION ABOUT THE VARIABLE ACCOUNT

•
We reserve the right to substitute the Index for an Index-Linked Segment Option during its Segment Term.
•
We reserve the right to substitute the Underlying Fund for the Variable Account. We reserve the right to close the Variable Account and remove it from the Contract.

•
There are restrictions related to the Secure Income Protector (GLWB).

•
The Contract is issued with the GLWB. You cannot voluntarily terminate the GLWB until your 6th Contract Anniversary.

•
The applicable Initial Secure Income Percentages and Secure Income Deferral Credit percentages are stated in the Rate Sheet Supplement in effect when you sign your Contract application. Your Initial Secure Income Percentage and Secure Income Deferral Credit percentage cannot be modified after purchase, except in limited circumstances.

•
If the Covered Life (or oldest Covered Life, if applicable) is not at least age 59 1∕2 on the Contract Date, Secure Income Withdrawals are not available until the Covered Life (or oldest Annuitant, if applicable) attains age 59 1∕2.

•
Excess Withdrawals are subject to significant risk:

•
They may affect the availability of the GLWB by reducing the benefit by an amount greater than the value withdrawn, and could terminate the benefit and the Contract.

•
Excess Withdrawals may be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.

•
All withdrawals before Secure Income Withdrawals are available, and all withdrawals in excess of the Secure Income Benefit Payment after Secure Income Withdrawals become available, are Excess Withdrawals.

•
Secure Income Withdrawals may be subject to negative Equity Adjustments and taxes.

•
	Full withdrawal or Annuitization will terminate the GLWB.
Tax Implications [Text Block]	Tax Implications
•
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

•
If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit from the Contract.

•
Withdrawals will be subject to ordinary income tax. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59 1∕2.

	21. TAXES
Investment Professional Compensation [Text Block]	Investment Professional Compensation
Your investment professional may receive compensation for selling the Contract to you in the form of commissions, other cash compensation (e.g., bonuses) and non-cash compensation. Your investment professional may have a financial incentive to offer or recommend the Contract to you over another investment.
	9. PURCHASING THE CONTRACT — Distribution of the Contract
Exchanges [Text Block]	Exchanges Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract. 9. PURCHASING THE CONTRACT — Distribution of the Contract
Item 4. Fee Table [Text Block]
4.
FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and Surrendering or making withdrawals from the Contract. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses you will pay at the time that you buy the Contract, Surrender or make withdrawals from the Contract, or transfer Contract value between the investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Surrender Charge(1) (as a percentage of the amount Surrendered)	8%
Maximum Potential Loss due to a Bond Adjustment(2) (as a percentage of the amount Surrendered from an Index-Linked Segment Option)	100%
Maximum Potential Loss due to an Equity Adjustment(3) (as a percentage of your investment in an Index-Linked Segment Option)	100%

(1)
Surrender Charges apply to withdrawals during the first six Contract Years. The Surrender Charge declines during the first six Contract Years according to the following schedule:

Contract Year	Surrender Charge (as a percentage of the amount Surrendered)
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7+	0%
Each Contract Year, there is a Free Surrender Amount equal to the greater of (i) 10% of your Premium Payment; (ii) the Secure Income Benefit Payment; or (iii) your RMD amount, as applicable. Withdrawals of the Free Surrender Amount are not subject to Surrender Charges or Bond Adjustments, but may be subject to negative Equity Adjustments and taxes and tax penalties.
(2)
Any withdrawal, Annuitization or death benefit, regardless of when it occurs (even a Segment End Date), is subject to a Bond Adjustment, except that a Bond Adjustment will not apply to: (i) withdrawals of the Free Surrender Amount; (ii) Secure Income Withdrawals; (iii) RMD withdrawals; (iv) withdrawals or other Surrenders deducted from the Initial Holding Account or the Variable Account; or (v) exercise of the Contract’s free look rights. Also, a Bond Adjustment will be zero (0%) on any Segment Anniversary evenly divisible by six (6) (e.g., 6, 12, 18, etc.). For amounts removed from the Fixed Segment Option, the maximum amount of loss due to a Bond Adjustment is subject to the Standard Nonforfeiture Law for Individual Deferred Annuities which means the minimum amount available from the Fixed Segment Option will not be less than the minimum nonforfeiture amount under state law.

(3)
An Equity Adjustment will apply upon any withdrawal, Annuitization or death benefit, or if a GLWB Fee is deducted, from an Index-Linked Segment Option prior to the Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option. In addition to an Equity Adjustment, upon withdrawal or Annuitization, or upon the deduction of a GLWB Fee, prior to the Segment End Date, your Crediting Base in the Index-Linked Segment Option will be reduced. In general, the reduction will be proportionate and could be greater than the amount withdrawn or Annuitized or the GLWB Fee deducted. A reduction to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term, and less gain or more loss, as applicable, at the end of the Segment Term.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses
Base Contract Expenses(1) (as a percentage of the Secure Income Benefit Base)	2.00%

(1)
Referred to elsewhere in this prospectus as the GLWB Fee. This is the maximum fee for the Secure Income Protector (GLWB). The current GLWB Fee for new Contracts is 1.50%. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, you will not be subject to this fee in future Contract Years.

In addition to the fee described above, under the Index-Linked Segment Options, there is an implicit ongoing investment opportunity cost because we limit, through the use of caps and participation rates, the amount you can earn. In return for this limit on Index gains, you receive some protection from Index losses.
Annual Underlying Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the Underlying Fund that you may pay periodically during the time that you own the Contract. These expenses are for the period ended December 31, 2023, and may fluctuate from year to year. More information about the Underlying Fund, including its annual expenses, may be found in Appendix E.
Annual Underlying Fund Expenses (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.52%
Example
This Example is intended to help you compare the cost of investing in the Variable Account with the cost of investing in other annuity contracts that offer variable investment options. These costs include Transaction Expenses, Annual Contract Expenses and Annual Underlying Fund Expenses.
The Example assumes all Accumulated Value is allocated to the Variable Account, even though you cannot instruct us to allocate your Premium Payment or Accumulated Value to the Variable Account. The Example does not reflect Bond Adjustments or Equity Adjustments. Your costs would differ from those shown below for an investment in the Index-Linked Segment Options or Fixed Segment Option.
The Example assumes that you invest $100,000 in the Variable Account for the time periods indicated, that the GLWB remains in effect, and that the maximum GLWB Fee applies. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)   If you Surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$9,903.00	$14,552.00	$18,139.00	$27,962.00
(2)   If you Annuitize your Contract at the end of the applicable time period
1 year	3 years	5 years	10 years
N/A*	$7,694.00	$13,139.00	$27,962.00
(3)   If you do not Surrender your Contract:
1 year	3 years	5 years	10 years
$2,507.00	$7,694.00	$13,139.00	$27,962.00

*
Annuitization not permitted until after the second Contract Year.

Transaction Expenses [Table Text Block]
Transaction Expenses
Maximum Surrender Charge(1) (as a percentage of the amount Surrendered)	8%
Maximum Potential Loss due to a Bond Adjustment(2) (as a percentage of the amount Surrendered from an Index-Linked Segment Option)	100%
Maximum Potential Loss due to an Equity Adjustment(3) (as a percentage of your investment in an Index-Linked Segment Option)	100%

(1)
Surrender Charges apply to withdrawals during the first six Contract Years. The Surrender Charge declines during the first six Contract Years according to the following schedule:

Contract Year	Surrender Charge (as a percentage of the amount Surrendered)
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7+	0%
Each Contract Year, there is a Free Surrender Amount equal to the greater of (i) 10% of your Premium Payment; (ii) the Secure Income Benefit Payment; or (iii) your RMD amount, as applicable. Withdrawals of the Free Surrender Amount are not subject to Surrender Charges or Bond Adjustments, but may be subject to negative Equity Adjustments and taxes and tax penalties.
(2)
Any withdrawal, Annuitization or death benefit, regardless of when it occurs (even a Segment End Date), is subject to a Bond Adjustment, except that a Bond Adjustment will not apply to: (i) withdrawals of the Free Surrender Amount; (ii) Secure Income Withdrawals; (iii) RMD withdrawals; (iv) withdrawals or other Surrenders deducted from the Initial Holding Account or the Variable Account; or (v) exercise of the Contract’s free look rights. Also, a Bond Adjustment will be zero (0%) on any Segment Anniversary evenly divisible by six (6) (e.g., 6, 12, 18, etc.). For amounts removed from the Fixed Segment Option, the maximum amount of loss due to a Bond Adjustment is subject to the Standard Nonforfeiture Law for Individual Deferred Annuities which means the minimum amount available from the Fixed Segment Option will not be less than the minimum nonforfeiture amount under state law.

(3)
An Equity Adjustment will apply upon any withdrawal, Annuitization or death benefit, or if a GLWB Fee is deducted, from an Index-Linked Segment Option prior to the Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option. In addition to an Equity Adjustment, upon withdrawal or Annuitization, or upon the deduction of a GLWB Fee, prior to the Segment End Date, your Crediting Base in the Index-Linked Segment Option will be reduced. In general, the reduction will be proportionate and could be greater than the amount withdrawn or Annuitized or the GLWB Fee deducted. A reduction to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term, and less gain or more loss, as applicable, at the end of the Segment Term.

Annual Contract Expenses [Table Text Block]
Annual Contract Expenses
Base Contract Expenses(1) (as a percentage of the Secure Income Benefit Base)	2.00%

(1)
Referred to elsewhere in this prospectus as the GLWB Fee. This is the maximum fee for the Secure Income Protector (GLWB). The current GLWB Fee for new Contracts is 1.50%. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, you will not be subject to this fee in future Contract Years.

Base Contract Expense (of Average Account Value), Current [Percent]	2.00%	[4]
Base Contract Expense, Footnotes [Text Block]
Referred to elsewhere in this prospectus as the GLWB Fee. This is the maximum fee for the Secure Income Protector (GLWB). The current GLWB Fee for new Contracts is 1.50%. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, you will not be subject to this fee in future Contract Years.

Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the Underlying Fund that you may pay periodically during the time that you own the Contract. These expenses are for the period ended December 31, 2023, and may fluctuate from year to year. More information about the Underlying Fund, including its annual expenses, may be found in Appendix E.
Annual Underlying Fund Expenses (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.52%

Portfolio Company Expenses Maximum [Percent]	0.52%
Surrender Example [Table Text Block]	If you Surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$9,903.00	$14,552.00	$18,139.00	$27,962.00

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,903
Surrender Expense, 3 Years, Maximum [Dollars]	14,552
Surrender Expense, 5 Years, Maximum [Dollars]	18,139
Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,962
Annuitize Example [Table Text Block]	If you Annuitize your Contract at the end of the applicable time period
1 year	3 years	5 years	10 years
N/A*	$7,694.00	$13,139.00	$27,962.00

Annuitized Expense, 1 Year, Maximum [Dollars]		[5]
Annuitized Expense, 3 Years, Maximum [Dollars]	7,694
Annuitized Expense, 5 Years, Maximum [Dollars]	13,139
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 27,962
No Surrender Example [Table Text Block]	If you do not Surrender your Contract:
1 year	3 years	5 years	10 years
$2,507.00	$7,694.00	$13,139.00	$27,962.00

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,507
No Surrender Expense, 3 Years, Maximum [Dollars]	7,694
No Surrender Expense, 5 Years, Maximum [Dollars]	13,139
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,962
Item 5. Principal Risks [Table Text Block]
5.
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss in Index-Linked Segment Options
An investment in this Contract is subject to the risk of poor investment performance of the Index-Linked Segment Options to which you have allocated Accumulated Value. You can lose money by investing in this Contract, including loss of principal and/or prior earnings. While limited protection from losses is provided under your Contract through a Buffer Segment Option, Peak Buffer Segment Option, or Floor Segment Option, you bear some level of the risk of decline in your Contract’s Accumulated Value resulting from the performance of the Index-Linked Segment Options and the risk of losses may be significant. Because of potential Equity Adjustments and/or Bond Adjustments, in extreme circumstances it is theoretically possible the total loss could be 100% (i.e., a complete loss of your Premium Payment and any prior earnings) even if your Contract is outside of the Surrender Charge period. While the Equity Adjustment only applies on dates other than the Segment End Date, the Bond Adjustment may always apply, even on the Segment End Date. For additional information, see 11. INDEX-LINKED SEGMENT OPTION MECHANICS.
Risk of Loss in Exercising Free Look
Upon exercising your free look rights, the amount we will return to you will be based on the state law applicable to your Contract as follows:
•
In the states that require us to return your Premium Payment, we will return your Premium Payment without any interest earned.

•
In states where we return your Contract Accumulated Value, the free look amount will be the Contract Accumulated Value plus any premium tax charge deducted. If you have elected to have taxes withheld, we will subtract any applicable federal and state income tax withholding from the amount returned to you. In addition, with respect to any portion of your Premium Payment allocated to an Index-Linked Segment Option, you assume risk of loss due to the possibility of a negative Equity Adjustment. As a result, you may receive less money upon the exercise of your free look rights than you paid into the Contract in Premium Payment.

•
In states that require us to return the greater of your Premium Payment and your Contract Accumulated Value, the free look amount will be the greater of the values in the previous two bullets.

For additional information, see 9. PURCHASING THE CONTRACT — Right to Examine the Contract (Free Look).
Initial Holding Account Risk
When you first invest in the Contract, your Premium Payment will be held in the Initial Holding Account temporarily. While in the Initial Holding Account the amount invested earns only a fixed interest rate. We determine the annual interest rate for the Initial Holding Account at our discretion. In no event will we declare an annual interest rate lower than the Guaranteed Minimum Interest Rate of 0.05%. You bear the risk that we will not credit interest at a rate greater than the Guaranteed Minimum Interest Rate.
Your Premium Payment (plus credited interest) will be allocated from the Initial Holding Account to your selected Segment Option(s) on the next Segment Start Date (i.e., the next 9th or 23rd of any month), if we received the Premium Payment at least two Valuation Days prior to the next Segment Start Date (or the Valuation Day prior to the next Segment Start Date if it does not start on a Valuation Day). If not received by then, the Premium Payment will be allocated to your selected Segment Option(s) on the Segment Start Date immediately following the next Segment Start Date. We reserve the right to hold your Premium Payment (plus credited interest) in the Initial Holding Account until the end of the free look period. If we exercise this right, your Premium Payment would be held in the Initial Holding Account for the duration of the free look period plus the number of days until the next Segment Start Date after the free look period expires. Please note that free look periods vary by state. See APPENDIX D for state variations.
Depending on when we receive your Premium Payment, when Valuation Days occur in a given calendar month, and the length of the free look period under your Contract, it is possible that your Premium Payment (plus credited interest) could be held in the Initial Holding Account for an extended period of time, potentially multiple months. The Contract does not include a specific maximum number of days that the Premium Payment (plus credited interest) may be held in the Initial Holding Account. The specific number of days will depend on your circumstances, the allocation rules described above, and potentially factors that are beyond our control, such as unanticipated closures of the NYSE. For example, assume that we receive your application in Good Order and your Premium Payment on October 9, 2024, we exercise our right to hold your Premium Payment in the Initial Holding Account until the end of the free look period, and the longest free look period currently possible of 45 days (for replacement Contracts issued in Pennsylvania) applies. Based on these assumptions, your Premium Payment (plus credited interest) would remain in the Initial Holding Account until December 9, 2024 (61 days total).
For additional information, see 9. PURCHASING THE CONTRACT — Initial Holding Account.
Index Performance Risk
If you invest in an Index-Linked Segment Option, you will be exposed to the investment risks associated with the applicable Index, including the following:
•
The performance of an Index is based on changes in the values of the securities or other assets that comprise or define the Index. The securities and assets comprising or defining the Indices are subject to a variety of investment risks, many of which are complicated and interrelated.

•
The performance of an Index will fluctuate, sometimes rapidly and unpredictably. Both short-term and long-term negative Index performance, over one or multiple Segment Terms, may cause you to lose principal or previous earnings. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Segment Term or multiple Segment Terms.

•
Each Index’s performance is subject to market risk, equity risk, and issuer risk (in addition to other risks identified in this section):

•
Market Risk.   Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable.

•
Equity Risk.   Each Index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.

•
Issuer Risk.   The performance of each Index depends on the performance of individual securities included in the Index. Changes in the financial condition, credit rating, or public perception of an issuer of those securities may cause the value of the issuer’s securities to decline.

In recent years, the financial markets have at times experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, natural disasters, public health crises, inflation, political and social developments, and military and governmental actions. You should consult with your financial professional about how market conditions may impact your investment decisions under the Contract.
•
We calculate an Index Change by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat for the Segment Term as a whole (including a multi-year Segment Term) even if the Index performed positively for certain periods of time during the Segment Term.

•
An investment in an Index-Linked Segment Option is not an investment in the companies that comprise the applicable Index. You will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that make up the Indices.

•
The S&P 500® Price Return Index and the Russell 2000® Price Return Index are “price return” indices, meaning the Index return does not include any dividends or other distributions declared by the companies included in the Index. This results in lower Index Values and, therefore, may negatively impact the performance of the Contract. The SG Smart Climate Index reflects deductions and costs that result in lower Index Values and, therefore, may negatively impact the performance of the Contract.

In addition to the foregoing, each Index has its own unique risks, as follows:
•
The S&P 500® Price Return Index

This Index is comprised of equity securities issued by large-capitalization (“large cap”) U.S. companies. Generally, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with small-capitalization (“small cap”) companies.
•
Russell 2000® Price Return Index

This Index is comprised of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of large-cap companies.
•
SG Smart Climate Index

This Index provides investment exposure to the performance of large-capitalization U.S. stocks that are selected based on proprietary climate risk preparedness scores and certain environmental, social, and governance (ESG) filters. The Index provides exposure to such stocks through its underlying Index, the SG Climate Transition Risk Index (the “Underlying SGI Index”).
The Index is subject to several risks, such as the following:
•
ESG Methodology Risk.   The Underlying SGI Index is composed of stocks that are selected based on an ESG methodology that includes climate risk scores and ESG exclusion filters. Investors’ views about ESG matters may differ from the Underlying SGI Index’s ESG methodology. As such, the ESG methodology may not reflect the beliefs or values of any particular investor. There is no guarantee that the ESG methodology will ultimately enhance the performance of the Index. The ESG methodology could detract from the performance of the Index, as companies with lower ESG ratings may perform better than companies with higher ESG ratings over the short or long term. Due to the inherent difficulty of forecasting within complex systems and the general unpredictability of future events, there is no guarantee that the predictive climate risk models used by the Underlying SGI Index will identify stocks that will perform well if climate events occur.

Amounts invested in a Segment Option that is linked to the Index are not invested in the Index, the Underlying SGI Index, or the underlying stocks. Amounts that you invest in the Contract become assets of the Company. The assets in the Company’s General Account and the Separate Account, which the Company invests to support its payment obligations under the Contract, are not invested based on ESG factors.
•
Performance Drag Risk.   The performance of the Index will always be worse than the performance of the underlying index. The Index reflects deductions that reduce performance, including a negative performance adjustment equal to 1.50% and fixed replication costs equal to 0.50%, each as an annualized percentage of Index Value. In addition, the performance of the Index is reduced by assumed costs of borrowing equal to the U.S. Federal Funds Rate. Without these deductions, the performance of the Index over any one year period would be higher by approximately 2.00% plus the U.S. Federal Funds Rate. While these deductions are not charges under the Contract, they result in lower Index Values and may therefore negatively impact the performance of your Contract.

•
Large-Cap Risk.   Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

•
Index Disruption Risk.   Disruptive and extraordinary events could impair the operation of the Index or the Underlying SGI Index. For example, these events could relate to the unavailability of necessary data to apply the ESG methodology, an insufficient number of eligible stocks, or the termination or breach of a third-party licensing agreement. Should a disruptive or extraordinary event occur, the Index provider may take any actions permitted by the Index rules, such as postponing calculations or rebalances, adjusting the terms of an Index to preserve its economic characteristics, restating Index values, or discontinuing the Index.

•
New Index Risk.   The Index and the Underlying SGI Index have limited performance histories. Generally, there is less publicly available information about the Index and the Underlying SGI Index compared to more established market indexes. Inquiries regarding the Index or the Underlying SGI Index should be directed to your financial professional or Principal Life Insurance Company either by:

•
Calling us at 1-800-852-4450 between the hours of 7 a.m. and 6 p.m. Central Time

•
Sending us your inquiry at the below address:

Principal Life Insurance
Company Attn: RIS
Annuity Services
P O Box 9382
Des Moines, Iowa 50306-9382
For more detailed information about this and the other available Indices, see APPENDIX A — INDEX DISCLOSURES.
Liquidity Risks
Liquidity Risk Generally
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefits of tax deferral and allocation to Segment Options for the full Segment Terms are better for investors with long investment time horizons. Surrender charges apply for up to six years after the Premium Payment and these charges will reduce the value of your Contract if you withdraw money during that time.
A Bond Adjustment will generally apply to a withdrawal, death benefit or Annuitization from any Segment Option on any date (including a Segment End Date), subject to certain exceptions discussed in this prospectus. For example, Secure Income Withdrawals under the GLWB and withdrawals of the Free Surrender Amount are not subject to Bond Adjustments. The dollar amount of a Bond Adjustment is calculated based on the reduction to the Crediting Base for a Segment Option, and is then applied to the amount Surrendered. A partial withdrawal or Annuitization may reduce the Crediting Base by more than the amount Surrendered. In extreme circumstances, you could lose up to 100% of the amount Surrendered due to a negative Bond Adjustment. See 13. CONTRACT VALUES — Bond Adjustment for additional information.
While the Contract provides for a Free Surrender Amount not subject to Surrender Charges or Bond Adjustments, the Free Surrender Amount is limited, and withdrawals of the Free Surrender Amount may be subject to negative Equity Adjustments and taxes. There also may be adverse tax consequences if you take early withdrawals from the Contract, including amounts withdrawn from the Contract being subject to a 10% federal penalty if taken before age 59 1∕2, which would be in addition to any other federal or state income taxes payable.
Limits on Transfers Between Segment Options
The restrictions applicable to Transfers also creates liquidity risk. You are only able to make Transfers of Accumulated Value among the various Segment Options at the end of a Segment Term. This significantly limits your ability to react to changes in market conditions during Segment Terms.
Transfers to the Fixed Segment Option are subject to additional limits. The maximum you can allocate to the Fixed Segment Option for the initial Segment Term is 50%. Also, while the GLWB remains in effect, at the end of a Segment Term, Transfers to the Fixed Segment Option cannot result in your Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of your total Accumulated Value or (b) your Secure Income Benefit Payment for the current Contract Year. This restriction will only be applicable if the Fixed Segment Option is involved in your Transfer request.
Your Transfer requests must be received by us at least two Valuation Days prior to the end of a Segment Term. If you submit a Transfer request but we do not receive it prior to the start of that two-day period, your Accumulated Value will be automatically re-invested as described in 12. OPTIONS AT END OF SEGMENT TERM. The Segment End Date counts as one of those two Valuation Days if the Segment End Date is on a Valuation Day. If the Segment End Date is not on a Valuation Day, the Valuation Day prior to the Segment End Date is the end of that two-day period. For example, if the Segment End Date is a Saturday, the end of the two-day period is the preceding Friday, and your Transfer request must be received by us before the end of the Valuation Day on the preceding Wednesday. This example assumes no holidays during this period.
In the absence of timely instructions in Good Order, the Accumulated Value in the ended Segment Option will be automatically re-invested in the same Segment Option for a new Segment Term (with the
Cap Rate, Participation Rate or annual interest rate applicable to a new Segment Term), provided that the same Segment Option is available for a new Segment Term.
If we do not receive timely instructions in Good Order and the same Segment Option is no longer available, the Accumulated Value in the ended Segment Option will be automatically Transferred to the applicable default option, as follows:
•
If the ended Segment Option is the Fixed Segment Option, the default option will be the Variable Account.

•
If the ended Segment Option is an Index-Linked Segment Option, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there are multiple such Segment Options available, the Accumulated Value in the ended Segment Option will be automatically Transferred to the one with the higher Cap Rate limitation. If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term). If the Fixed Segment Option is not available, the default option will be the Variable Account.

We reserve the right to change the default options as described above in the future (e.g., we may designate the sole Index-Linked Segment Option that we guarantee to make available for the life of the Contract as the default option in all cases).
Please note, the Cap Rate, Participation Rate, or annual interest rate we declare for the new Segment Term may differ (higher or lower) from the previous Segment Term, subject to the guaranteed limits described in this prospectus.
Transfers from a Segment Option are only allowed on the Segment End Date. If you wish to Transfer, you must Notify us at least two Valuation Days prior to the end of the Segment Term for the given Segment Option. The Segment End Date counts as one of those two Valuation Days if the Segment End Date is on a Valuation Day. If you fail to Transfer Accumulated Value at the end of a Segment Term and do not wish to remain invested in a particular Segment Option for another Segment Term, you may take a full withdrawal of the related Accumulated Value. Withdrawing all or some of the Accumulated Value may cause you to incur Surrender Charges, negative Bond Adjustments, negative Equity Adjustments, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract. For additional information, see 12. OPTIONS AT END OF SEGMENT TERM.
Liquidity Risks Related to Segment Interim Value
See “Segment Interim Value Risk” below for information on how liquidity risks relate to our Interim Value calculation.
Consequences of Withdrawals/Surrenders Generally
There is a risk of loss of principal and/or prior earnings if you take a withdrawal from your Contract during the first six Contract Years where a Surrender Charge would be deducted. Withdrawals may also be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties, all of which may result in loss of principal and/or prior earnings. These may result in loss even when the Index for an Index-Linked Segment Option has performed positively. Withdrawals will also reduce the death benefit, perhaps by more than the amount withdrawn. Withdrawals under the Contract include full withdrawals, partial withdrawals, GLWB withdrawals (Secure Income Withdrawals and Excess Withdrawals), RMD withdrawals, scheduled withdrawals, unscheduled withdrawals, and withdrawals of the Free Surrender Amount. Annuitizations and death benefits are subject to similar risks as withdrawals. They may be subject to negative Bond Adjustments whenever they occur, even on a Segment End Date. They may also be subject to negative Equity Adjustments if they occur prior to a Segment End Date for an Index-Linked Segment Option. If you set up scheduled withdrawals, your exposure to these risks will repeat as long as the scheduled withdrawals continue.
The only ongoing Contract charge with this Contract is the charge for the Secure Income Protector GLWB. While the Secure Income Protector GLWB remains in effect, the ongoing charge could also cause amounts available for withdrawal under your Contract to be less than what has been invested in the Contract, even if Index performance has been positive.
The limits on downside loss provided by the floor feature or buffer feature, as applicable, are for the entire Segment Term for a particular Segment Option and are not annual limits.
We may defer payments under this Contract for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral.
For additional information, see 14. WITHDRAWALS.
Secure Income Protector (GLWB) Risks
You should not purchase the Contract if you do not want the Secure Income Protector (GLWB). The Contract is automatically issued with the GLWB, and there is an annual ongoing fee for the benefit. Prior to your 6th Contract Anniversary, you cannot terminate the GLWB without fully Surrendering the Contract. A full Surrender may be subject to Surrender Charges (except Surrender Charges do not apply upon Annuitization or to death benefits), negative Bond Adjustments, negative Equity Adjustments, taxes and tax penalties. In addition, Annuitizations are not available until after the second Contract Year. If you remove the GLWB, you will have paid for the benefit without receiving its financial benefits, if any.
You will begin paying GLWB Fees immediately rather than the date that you begin taking Secure Income Withdrawals. You could be paying GLWB Fees for many years before you begin taking Secure Income Withdrawals.
The GLWB is designed to help protect against the risk of poor investment performance and the risk of outliving your money. However, there is no guarantee that the GLWB will be sufficient to meet your future income needs, and there is no guarantee that you will realize any financial benefit from the GLWB. The GLWB does not guarantee that you will receive any earnings on your Premium Payment.
You should carefully weigh the benefits of the GLWB against its annual charge and in light of the market downside protections that are already provided by the Index-Linked Segment Options. Secure Income Withdrawals under the GLWB are taken from your own Accumulated Value until it is reduced to zero. If your Accumulated Value is never reduced to zero for a reason other than an Excess Withdrawal, our payment obligations under the GLWB will never be triggered. There may be minimal chance under the GLWB of outliving your Accumulated Value and receiving lifetime payments from us. There is no guarantee that the GLWB will meet your retirement income needs or that you will realize any financial benefit. The GLWB’s lifetime withdrawal guarantees are subject to terms and conditions that, if not followed, could result in significant reductions to or termination of the benefit.
The GLWB guarantees the ability to take Secure Income Withdrawals up to the Secure Income Benefit Payment each Contract Year. If the Covered Life (or oldest Covered Life, if applicable) is not at least age 59 1∕2 on the Contract Date, Secure Income Withdrawals are not available until the date that the Covered Life (or oldest Covered Life, if applicable) attains age 59 1∕2. Once Secure Income Withdrawals are available, all withdrawals, as well as partial Annuitizations, count against your Secure Income Benefit Payment. Any Surrender in excess of the Secure Income Benefit Payment will be treated like an Excess Withdrawal for purposes of calculating the reduction in your future benefit. Secure Income Withdrawals will not reduce your future benefit and are not subject to Surrender Charges or Bond Adjustments, but they may be subject to negative Equity Adjustments and taxes. In addition, if taken prior to a Segment End Date for an Index-Linked Segment Option, Secure Income Withdrawals will not be credited with any interest at the end of the Segment Term.
Excess Withdrawals under the GLWB are subject to significant risk. All withdrawals prior to Secure Income Withdrawals becoming available, and all withdrawals in excess of the Secure Income Benefit Payment after Secure Income Withdrawals become available, are Excess Withdrawals. Excess Withdrawals will reduce your future benefit, and the reduction may be more than the amount withdrawn due to proportionate reductions in your Secure Income Benefit Base. If an Excess Withdrawal reduces your Secure Income Benefit Base to zero, the GLWB and the Contract will immediately terminate. Excess Withdrawals may also be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties. You should not purchase the Contract if you expect to take Excess Withdrawals.
The Income Distribution Program automatically Transfers at the start of each Segment Term an amount equal to your Secure Income Benefit Payment from your ended Index-Linked Segment Option(s) to the Fixed Segment Option. This is intended to help you avoid Equity Adjustments on your Secure Income Withdrawals, as the program is designed for you to take your Secure Income Withdrawals from the Fixed Segment Option. If you do not take advantage of the Income Distribution Program, and you take a Secure Income Withdrawal from an Index-Linked Segment Option before the end of the Segment Term, your Secure Income Withdrawal will be subject to an Equity Adjustment, which may be negative. If you participate in the Income Distribution Program, in order to benefit from the program, you must take your Secure Income Withdrawals from the Fixed Segment Option. If you take Secure Income Withdrawals from the Index-Linked Segment Options or the Variable Account, you run the risk of Equity Adjustments (in the case of Withdrawals from Index-Linked Segment Options) and that any additional amounts withdrawn from the Fixed Segment Option may be an Excess Withdrawal.
At the time you purchase the Contract, you must elect between two lifetime income options: Level Income Option or Tiered Income Option. Level Income Option provides for no change in the Secure Income Benefit Payment when our lifetime payment guarantees are triggered, if ever. Tiered Income Option provides for a lower Secure Income Benefit Payment when our lifetime payment guarantees are triggered, if ever. You should carefully consider your financial objectives and goals when selecting between Level Income Option and Tiered Income Option. Neither Level Income Option nor Tiered Income Option guarantees that we will ever pay a Secure Income Benefit Payment from our own assets.
You should carefully consider when to begin taking your first withdrawal under the Contract. The GLWB has a Secure Income Deferral Credit feature that on each Contract Anniversary increases the Secure Income Percentage used to calculate your Secure Income Benefit Payment for each full Contract Year before you take your first withdrawal. There is no way to know when you should begin taking withdrawals with certainty. On one hand, the longer you wait to start Secure Income Withdrawals, the less time you have to benefit from the GLWB because as time passes, your life expectancy is reduced. On the other hand, the longer you wait to start withdrawals, the more you may benefit from Secure Income Deferral Credits. You should also consider that all withdrawals prior to the availability of Secure Income Withdrawals are always Excess Withdrawals.
All benefits from the accumulation period terminate once the Contract has been fully Annuitized, including the GLWB and the death benefit. Generally, you should not elect to fully Annuitize the Contract unless the annual amount of your annuity payments would be greater than your annual Secure Income Benefit Payment under the GLWB. In this regard, if your Secure Income Benefit Base is greater than your Contract Accumulated Value, the income stream provided by your GLWB is likely more valuable than an income stream under an annuity benefit payment option. Before Annuitizing or selecting a payment option, you should consult with a financial professional and contact us toll-free at 1-800-852-4450 for a comparison of the different payout options based on your Contract. You should also understand that, in electing to fully Annuitize, you would be terminating the GLWB as well as the death benefit.
If the Contract reaches the latest Annuitization Date, the GLWB will terminate (as well as the death benefit), but you may choose to continue the income stream provided by the GLWB by electing to receive fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life. If you make this election, you will forfeit your remaining Contract Accumulated Value, and we will make the payments from our own assets.
Alternatively, you may choose to apply your entire Contract Accumulated Value to an annuity benefit payment option that we make available, such as Life Income, Life Income with Period Certain, Joint and Survivor, and Joint and Survivor with Period Certain. If you select one of these options, your entire Contract Accumulated Value will be applied to the selected option and we will make the payments from our own assets. However, you should understand that you would be forfeiting the income stream provided by the GLWB (for which you paid GLWB Fees, potentially over many years), and that the income stream provided by one of these options will generally differ in amount and/or duration compared to the income stream provided by the GLWB.
If we have not received your selection as of the latest Annuitization Date, you will receive the following payment option that results in the higher annual payment amount: (a) fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life or (b) Life Income with payments guaranteed for a period of 10 years (for Contracts with one Annuitant) or Joint and Full Survivor Income with payments guaranteed for a period of 10 years (for Contracts with two Annuitants). We will send you written notice at least 30 days prior to the latest Annuitization Date and ask you to select a payment option.
The Contract is generally designed for an Owner to remain in the accumulation phase and keep the GLWB in force, while taking Secure Income Withdrawals and avoiding Excess Withdrawals, in order to maximize the likelihood that the Contract Accumulated Value will be reduced to zero for a reason other than an Excess Withdrawal, thereby triggering our lifetime payment obligations under the GLWB. Nonetheless, it is possible that the income stream provided by an annuity benefit payment option (e.g., payments for a period certain) may be more appropriate for you based on your personal circumstances and financial goals. As such, before Annuitizing or selecting a payment option, you should consult with a financial professional and contact us toll-free at 1-800-852-4450 for a comparison of the different payout options based on your Contract.
Fixed Segment Option Risk
We determine the annual interest rate for the Fixed Segment Option at our discretion. In no event will we declare an annual interest rate lower than the Guaranteed Minimum Interest Rate of 0.05%. You bear the risk that we will not credit interest for a new Segment Term at a rate greater than the Guaranteed Minimum Interest Rate. There is no guarantee that the Fixed Segment Option will be made available for future Segment Terms.
Credit Risks
Our General Account assets support our financial guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability. There is a risk that we may default on those guarantees. You need to consider our financial strength and claims-paying ability in meeting the guarantees under the Contract. You may obtain information on our financial condition by reviewing our financial statements included in this prospectus. Additionally, information concerning our business and operations is set forth under the section titled “Management’s Discussion and Analysis.” More information about the Company, including its financial strength ratings, can be found by visiting https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.
Other than amounts held in the Variable Account offered through the Registered Separate Account (see “Variable Account Risks” below), the amount you invest is not placed in a registered separate account and your rights under the Contract to invested assets and the returns on those assets are subject to Company’s claims paying ability. The Unregistered Separate Account, which we use to support the Index-Linked Segment Options is non-unitized, which means neither an Owner nor amounts allocated to the Segment Options participate in the performance of the assets held in the Unregistered Separate Account.
The assets in the Unregistered Separate Account and Registered Separate Account are insulated, which means they are not subject to the claims of the creditors of the Company.
Segment Interim Value Risk
On each Valuation Day of the Segment Term, other than the first and last day, we determine the Segment Interim Value for each Index-Linked Segment Option. In order to calculate your Segment Interim Value, we apply a formula that is not directly tied to the actual performance of the applicable Index. Instead, we calculate it by determining the value of hypothetical investments and derivatives that we may or may not actually hold in order to provide a current estimate of the value of the Segment Option at the end of the Segment Term. This means that even if the Index has performed positively, it is possible that the Segment Interim Value may have decreased. For more information and to see how we calculate the Segment Interim Value, see APPENDIX C — SEGMENT INTERIM VALUE EXAMPLES.
Segment Interim Value is calculated using the Crediting Base and the applicable Equity Adjustment. The Segment Interim Value always reflects the Equity Adjustment. A Segment Interim Value (and, in turn, the Equity Adjustment) will apply to your Contract when one of the following transactions occurs: (i) any withdrawal from an Index-Linked Segment Option prior to the Segment End Date, including a full withdrawal, partial withdrawal, GLWB withdrawal (Secure Income Withdrawal or Excess Withdrawal), withdrawal of the Free Surrender Amount, RMD withdrawal, scheduled withdrawal, or unscheduled withdrawal; (ii) any Annuitization of Contract Accumulated Value in an Index-Linked Segment Option prior to the Segment End Date; (iii) any death benefit, if Contract Accumulated Value is allocated to an Index-Linked Segment Option and the death benefit is calculated prior to the Segment End Date; (iv) Segment Lock-In is exercised; or (v) GLWB Fees are deducted. In extreme circumstances, you could lose up to 100% of your investment due to a negative Equity Adjustment.
If you allocate Accumulated Value to an Index-Linked Segment Option, Segment Credits will not be credited to your Accumulated Value in the particular Segment Option until the end of the Segment Term. Amounts withdrawn from an Index-Linked Segment Option prior to the end of a Segment Term will not have a Segment Credit applied to it. This includes Accumulated Value being applied to pay a death benefit or to an Annuitization option during a Segment Term. Except for the first and last Valuation Day of a Segment Term, your Segment Interim Value is the amount available for withdrawals, Annuitization and death benefits (collectively, “Surrenders”). There is risk that this Segment Interim Value could be less than your original Premium Payment even if the applicable Index has been performing positively.
Partial withdrawals and partial Annuitizations, and deductions for GLWB Fees, prior to the Segment End Date for an Index-Linked Segment Option will also reduce your Crediting Base for that Segment Option. The Crediting Base represents the amount contributed into the Segment Option, subject to reductions during the Segment Term. Generally, when a partial Surrender is taken or a GLWB Fee is deducted from an Index-Linked Segment Option prior to the Segment End Date, the Crediting Base will be proportionately reduced, and this reduction could be greater than the amount Surrendered or the GLWB Fee deducted. When a partial Surrender is taken or a GLWB Fee is deducted from an Index-Linked Segment Option on the Segment End Date, the Crediting Base is reduced by the amount Surrendered or the GLWB Fee deducted. A reduction to your Crediting Base prior to the end of the Segment Term for an Index-Linked Segment Option will result in lower Segment Interim Values for the remainder of the Segment Term. Also, a reduction to your Crediting Base will result in less gain or more loss, as applicable, at the end of a Segment Term.
Buffer and Floor Rate Risk
The Buffer or Floor Rate that is applicable to a Segment Option only provides you with limited protection from negative Index performance at the end of a Segment Term. In other words, you could lose a significant amount of your Premium Payment and/or prior earnings under the Contract.
Under an Index-Linked Segment Option, the maximum amount of loss that you could experience due to negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate. You could lose a significant amount of money if an Index declines in value. The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate.
You also bear the risk that continued negative Index Changes may result in zero or negative Segment Credits being credited to your Accumulated Value over multiple Segment Terms. Given that the Floor Rate and Buffer Rate (as applicable) are expressed as to a single Segment Term, if an Index-Linked Segment Option is credited with negative Segment Credits for multiple Segment Terms, the cumulative loss may exceed the stated limit of the Buffer Rate or Floor Rate for any single Segment Term. For the 0% Floor Rate Segment Option, Segment Credits will not be negative so long as the funds are held to the Segment End Date. In addition, the limits on downside loss provided by the floor feature or buffer feature, as applicable, are for the entire Segment Term for a particular Segment Option and are not annual limits. For additional information, see 11. INDEX-LINKED SEGMENT OPTION MECHANICS.
For withdrawals, Annuitizations and death benefits that occur during a Segment Term, you or your beneficiaries (as applicable) will not receive the full protection of the Buffer Rate or Floor Rate in the calculation of the Segment Interim Value. In order to receive the full protection, the particular transaction must occur on the Segment End Date.
Cap Rate and Participation Rate Risk
Amounts allocated to an Index-Linked Segment Option will be subject to a Cap Rate. The Cap Rate limits the positive Index Change, if any, that may be credited to your Contract for a given Segment Term. The Cap Rates do not guarantee a certain amount of Segment Return. The Segment Return for an Index- Linked Segment Option may be less than the positive return of the Index because any positive return of the respective Index is subject to a maximum in the form of a Cap Rate. If we do not declare a Cap Rate for a particular Segment Option and Segment Term, the Segment Option will not be subject to a Cap Rate limitation for that Segment Term, but will be subject to the applicable Participation Rate.
The Cap Rates benefit the Company when Index performance is positive at a rate that is higher than the applicable Cap Rate because the Cap Rate limits the amount of positive Segment Return that we may be obligated to credit for any Segment Term. We set the Cap Rates at our discretion. You bear the risk that we will not set the Cap Rates higher than 0.50%, which is the guaranteed minimum Cap Rate.
Amounts allocated to an Index-Linked Segment Option also will be subject to a Participation Rate. At the end of the Segment Term, your participation in any positive Index performance will be limited to a percentage of the positive Index performance. That percentage will equal the Participation Rate.
The Participation Rate limits the positive Index Change, if any, that may be credited to your Contract for a given Segment Term. The Segment Return for an Index-Linked Segment Option subject to a Participation Rate may be less than the positive return of the Index. We set the Participation Rates at our discretion. You bear the risk that we will not set the Participation Rates higher than 5.00%, which is the guaranteed minimum Participation Rate. Having a Cap Rate as part of your Index-Linked Segment Option means that you will not participate in any positive Index performance in excess of the Cap Rate. When the Index-Linked Segment Option has positive performance, the interest credited on the Segment End Date will typically equal the positive change in the Index Value multiplied by the Participation Rate up to the Cap Rate.
Your risk of investment loss could be significantly greater than the potential for investment gain. For example, assuming the guaranteed minimum Cap Rate of 0.50% and guaranteed minimum Participation Rate of 5.00%, the maximum potential gain at the end of a Segment Term due to positive Index performance would be 0.50%.
The Cap Rate and Participation Rate declared for a Segment Term are for the entire Segment Term for a particular Segment Option. They are not annual limits.
Segment Options can have different Buffer Rates or Floor Rates, which will impact the Cap Rate and Participation Rate offered on the Segment Options. The Buffer Rate or Floor Rate, as applicable, will never change for a specific Segment Option. If a different Buffer Rate or Floor Rate is introduced, it will be offered on a new Segment Option.
For additional information, see 11. INDEX-LINKED SEGMENT OPTION MECHANICS.
Peak Buffer Risk
A Peak Buffer Segment Option is subject to the same risks as a Buffer Segment Option. See “Buffer and Floor Rate Risk” above. A Peak Buffer Segment Option has a Buffer Rate that provides you with only limited protection from negative Index performance at the end of a Segment Term. You could lose a significant amount of your Premium Payment and/or prior earnings under the Contract. As noted under “Buffer and Floor Rate Risk” above, limits on downside loss provided by the buffer feature are for the entire Segment Term for a particular Peak Buffer Segment Option and are not annual limits.
A Peak Buffer Segment Option differs from a Buffer Segment Option only with respect to the potential for gain in the event of a negative Index Change, provided that the negative Index Change does not exceed the Buffer Rate. Even though any gain from a negative Index Change would not be subject to the Cap Rate or Participation Rate, the potential gain would be limited. In no event would any such gain, if any, be greater than the Peak Buffer Midpoint (10%) and could be as low as 0%.
A Peak Buffer Segment Option will generally have a lower Cap Rate and/or Participation Rate than a Buffer Segment Option with the same Index, Segment Term and Buffer Rate, as Peak Buffer Segment Options generally expose us to more risk than Buffer Segment Options because, under Peak Buffer Segment Options, we may need to credit gain for negative Index performance.
Segment Lock-In Risk
If you exercise a Segment Lock-In, and the locked-in Equity Adjustment is negative, you will be locking-in a loss rather than a gain. The loss could be significant. The Segment Credit you receive upon exercising Segment Lock-In may be lower than the Segment Credit you would have received on the Segment End Date if you hadn’t exercised the Segment Lock-In. Similarly, you may receive a negative Segment Credit due to exercising Segment Lock-In when, had you not exercised Segment Lock-In, you would have received a positive Segment Credit on the Segment End Date. You also may receive less than the full protection of the Buffer Rate or Floor Rate (as applicable). This is due to an Equity Adjustment being applied in calculating the Segment Credit instead of the point-to-point crediting method. If a lock-in is exercised, the Segment Option’s Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate, and Participation Rate (as applicable) will no longer be applied on the Segment End Date. In addition, the amount of the Equity Adjustment is unknown at the time the Segment Lock-In is exercised (as discussed immediately below).
At the time you exercise a Segment Lock-In, you will not know the locked-in Equity Adjustment in advance because the Equity Adjustment is calculated at the end of the Valuation Day. The locked-in Equity Adjustment could be lower than you anticipated. If you submit a Segment Lock-In request, the locked-in Equity Adjustment may be lower or higher than the Equity Adjustment that was last calculated before you submitted your request. If you establish Lock-In Thresholds, you will not know the locked-in Equity Adjustment in advance, although the locked-in Equity Adjustment will be at least equal to the upper threshold or lower threshold, as applicable. For additional information on how the Equity Adjustment is calculated, see 11. INDEX-LINKED SEGMENT OPTION MECHANICS —  Segment Interim Value — Calculation of Equity Adjustment.
You can obtain the current Segment Interim Value and Equity Adjustment by calling us at 1-800-852-4450 or by visiting www.principal.com and using your secure login. However, as explained above, if you were to exercise Segment Lock-In, the locked-in Equity Adjustment may be more or less than the quoted value. You should speak to your financial professional before executing Segment Lock-In.
If you have selected a Peak Buffer Segment Option for investment, before exercising Segment Lock-In or establishing Lock-In Thresholds, you should consider the fact that if a negative Index Change on the Segment End Date does not exceed the Buffer Rate, you will be credited gain (if the negative Index Change is less than the Buffer Rate) or no loss (if the negative Index Change equals the Buffer Rate). If you lock-in a negative Equity Adjustment, you are locking in the loss reflected in the Equity Adjustment in all cases.
We will not provide advice or notify you regarding whether you should exercise the Segment Lock-In features or the optimal time for doing so. It is possible that you may exercise Segment Lock-In at a sub-optimal time during the Segment Term, or that there is no optimal time to exercise Segment Lock-In during a Segment Term. We will not warn you if you exercise the Segment Lock-In features at a sub-optimal time. We are not responsible for any losses or foregone gains related to your decision whether or not to exercise the Segment Lock-In features.
Once a Segment Lock-In is executed, it is irrevocable for that Segment Term. A lock-in will not be applied retroactively and can only be exercised for the entire Segment Option. A Segment Lock-In may only be exercised once per Segment Term for each Index-Linked Segment Option.
For additional information, see 11. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Lock-In Feature.
Segment Option and Index Availability Risk
There is no guarantee that any particular Segment Option or Index will be available during the entire period that you own your Contract, with the exception of the following Index-Linked Segment Option which is guaranteed to be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer. If you are not comfortable with the possibility that could be the only Segment Option available in the future, you should not buy this Contract, as we do not guarantee the availability of any other Index-Linked Segment Option or the Fixed Segment Option. In the future, we may not offer any Index-Linked Segment Options with a Floor, and we do not guarantee a minimum Floor Rate for any new Index-Linked Segment Option with a Floor that we may decide to offer.
We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive.
Other considerations relating to this risk include:
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In addition to the investment performance and risks of loss that already are part of your Contract, the returns you otherwise may have anticipated may not be available in situations where the Company reserves the right to discontinue an Index in the middle of a Segment Term. This is due in part to the fact that, if we substitute an Index, the performance of the new Index may differ from the original Index. This may negatively affect the Segment Credit you earn during the Segment Term or the Segment Interim Values that you can lock-in under the Segment Lock-In feature.

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We may replace an Index at any time during a Segment Term; however, we will notify you in writing at least 30 days prior to replacing an Index. If we replace an Index, this does not cause a change in the Cap Rate, Participation Rate, Floor Rate, Buffer Rate or Peak Buffer Midpoint, as applicable. You will have no right to reject the replacement of an Index, and you will not be permitted to Transfer Segment Interim Values until the end of the applicable Segment Term even if we replace the Index during such Segment Term. The new Index and the replaced Index (which you may have previously chosen) may not be similar with respect to their component securities or other instruments, although we will attempt to select a new Index that is similar to the old Index.

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At the end of the Segment Term, you may Transfer your Segment Value to another Segment Option without charge. If you do not want to remain invested in the relevant Segment Option for the remainder of the Segment Term, your only option will be to withdraw or Annuitize the related Segment Interim Value, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.

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Changes to the Cap and Participation Rates, if any, occur at the beginning of the next Segment Term. We will provide written notice at least 15 calendar days prior to each Segment Start Date instructing you how to obtain the Cap and Participation Rates for the next Segment Term. Those Cap and Participation Rates will be made available to you at least 7 calendar days prior to the Segment Start Date. You are only able to make Transfers of Accumulated Value among the various Segment Options at the end of a Segment Term. See Liquidity Risks — Limits on Transfers Between Segment Options above.

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If you do not like a new Cap or Participation Rate for a particular Segment Option, at the end of the current Segment Term, you may Transfer your Segment Value to another Segment Option without charge.

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If you do not want to invest in any Segment Option under the Contract, your only option will be to fully withdraw or Annuitize your Contract. Fully withdrawing or Annuitizing your Contract may cause you to incur Surrender Charges, a negative Bond Adjustment, negative Equity Adjustments, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.

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We will not substitute any Index until the new Index has received any necessary regulatory clearances. Any addition, substitution, or removal of an Index-Linked Segment Option or Index will be communicated to you in writing. If we add or remove an Index (as opposed to replacing an Index), the changes will not be effective for your Contract until the start of the next Segment Term. Adding or removing an Index does not cause a change in the Floor or Buffer Rates, as applicable. Any Index-Linked Segment Option based on the performance of the newly added Index may have a new Cap and Participation Rate.
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You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

For additional information, see 11. INDEX-LINKED SEGMENT OPTION MECHANICS — Discontinuation or Substitution of an Index and 12. OPTIONS AT END OF SEGMENT TERM.
Variable Account Risks
This Contract is not intended for someone who wants to invest in the Variable Account or who wants a traditional variable annuity. You cannot instruct us to allocate your Premium Payment or Accumulated Value to the Variable Account. The sole purpose of the Variable Account is to serve as a default reallocation option at the end of a Segment Term in the absence of timely Contract owner instructions in Good Order. We reserve the right to remove or substitute the Underlying Fund for the Variable Account. We reserve the right to close the Variable Account and remove it from the Contract. There is no guarantee that the Contract will include the Variable Account or any other variable investment options.
The Variable Account is subject to the risk of poor investment performance. The Variable Account’s performance depends on the performance of the Underlying Fund, which is an SEC-registered money market mutual fund. The Underlying Fund has its own investment risks. You are exposed to those investment risks when you have Accumulated Value in the Variable Account. We make no guarantee as to the value of the Variable Account. You bear all of the investment risk. There is no assurance that the Underlying Fund will meet its stated objective. The Variable Account may have negative returns, particularly after taking into account GLWB Fees deducted at the Contract level.
If you have Accumulated Value in the Variable Account, your ability to Transfer amounts from the Variable Account to the Segment Options is severely restricted. Accumulated Value in the Variable Account may be Transferred to the Segment Options only on a Segment Anniversary. Therefore, if any Accumulated Value is automatically Transferred to the Variable Account, you will have to wait one year before you can Transfer the Accumulated Value in the Variable Account to the Segment Options. On a Segment Anniversary, if you do not Transfer any Accumulated Value in the Variable Account to the Segment Options, you will have to wait another year for another Transfer opportunity.
If you have Accumulated Value in the Variable Account, we will provide at least fifteen (15) calendar days advance written notice of the Segment Options that will be available to you on the Segment Anniversary and where to obtain the Cap Rates, Participation Rates and annual interest rates for the new Segment Terms. Such rates will be made available to you at least seven (7) calendar days prior to the Segment Start Date and will be available at www.principal.com/individuals/invest-retire/annuities.
If you wish to Transfer Accumulated Value from the Variable Account to one or more Segment Options, and the Segment Anniversary is a Valuation Day, we must receive your Transfer request in Good Order before the end of that same Valuation Day. If the Segment Anniversary is not a Valuation Day, we must receive your Transfer request in Good Order before the end of the prior Valuation Day. If we do not receive a timely Transfer request in Good Order prior to the end of the applicable Valuation Day, the request will be rejected as not in Good Order and you will not be able to transfer Accumulated Value from the Variable Account until the next Segment Anniversary.
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks, and pandemics
(and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools and mobile technology have expanded potential targets for cyber-attack.
The Company is highly dependent upon its computer systems and those of its business partners and service providers. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-security incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on systems and websites, unauthorized release of personal or confidential customer information and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract (e.g., calculate Contract values or process transactions). Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we or our service providers will avoid all cyber-security incidents in the future. It is possible that a cyber-security incident could persist for an extended period of time without detection.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.

Item 10. Benefits Available (N-4) [Text Block]
15.   BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Secure Income Protector (GLWB)	A guaranteed lifetime withdrawal benefit that guarantees an amount of withdrawals for life (Secure Income Withdrawals), regardless of Accumulated Value, provided that certain conditions are met	2.00% (annualized, as a percentage of the Secure Income Benefit Base)
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Automatically included in Contract at issue

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You cannot terminate until 6th Contract Anniversary

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See Rate Sheet Supplement for terms applicable to new Contracts

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Benefit available only during the accumulation period

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If not at least age 59 1∕2 at issue, Secure Income Withdrawals cannot begin until age 59 1∕2

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Secure Income Withdrawals may be subject to negative Equity Adjustments and taxes

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Excess Withdrawals may significantly reduce or terminate the benefit and the Contract and may have other negative consequences

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Excess Withdrawals may be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties

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Partial Surrenders reduce potential for Step-Ups

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Step-Ups increase dollar amount of GLWB Fees

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No Secure Income Deferral Credits after taking first withdrawal

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Partial Annuitizations count against Secure Income Benefit Payment and may be treated like Excess Withdrawals

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Full Annuitization terminates the benefit, but may choose to annuitize the Secure Income Benefit Payment

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations

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Other involuntary termination provisions apply

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Withdrawals taken while the Accumulated Value is greater than zero are withdrawals of the Contract owner’s own money, and the chance of outliving the Accumulated Value and receiving lifetime payments from the Company under the GLWB may be minimal

Free Surrender Amount	Provides for an amount that may be withdrawn each Contract Year without incurring Surrender Charges or Bond Adjustments	None
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Only available during the accumulation period

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Withdrawals of Free Surrender Amount may be subject to negative Equity Adjustments and taxes and tax penalties

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All withdrawals count against Free Surrender Amount

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Partial Annuitizations count against Free Surrender Amount remaining, but are not treated as withdrawals of Free Surrender Amount

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Unused Free Surrender Amount not available in future Contract Years

Income Distribution Program	Provides for automatic Transfer at the start of each Segment Term an amount equal to your Secure Income Benefit Payment from ended Index-Linked Segment Options to the Fixed Segment Option, such that Secure Income Withdrawals may be taken from the Fixed Segment Option without Equity Adjustments applying	Included in GLWB Fee
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Only available during the accumulation period

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If insufficient Accumulated Value in the ended Index-Linked Segment Options, will Transfer only the amount available

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No automatic Transfer if no Index-Linked Segment Options ending on a Segment Anniversary

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Withdrawals from the Fixed Segment Option are not guaranteed to be Secure Income Withdrawals depending on your withdrawal activity during a Contract Year

Required Minimum Distribution (RMD) Program	Provides for RMD amounts withdrawn in excess of the Secure Income Benefit Payment to be treated as Secure Income Withdrawals rather than Excess Withdrawals	Included in GLWB Fee
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Only available during the accumulation period

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Must be eligible for and enroll in the program for excess RMD amounts to be treated as Secure Income Withdrawals (not Excess Withdrawals)

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If not enrolled, excess RMD amounts will be treated as Excess Withdrawals, even if you were eligible for the program

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations

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Must elect scheduled withdrawal payments to enroll

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Unscheduled withdrawals may be Excess Withdrawals

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Enrollment not necessary for RMD withdrawals to be treated as withdrawals of the Free Surrender Amount

Segment Lock-Ins
Gives you the option to lock in an Equity Adjustment for an Index-Linked Segment Option prior to the Segment End Date If exercised, you will receive a Segment Credit on the Segment End Date equal to the locked-in Equity Adjustment rather than Segment Credits using the point-to-point crediting methodology for the Index-Linked Segment Option
None
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We will not provide advice or notify you regarding whether you should exercise Segment Lock-In or the optimal time for doing so (if any)

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We will not warn you if you exercise Segment Lock-In at a sub-optimal time

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We will not warn you if you set Lock-In Thresholds for Automatic Segment Lock-In at sub-optimal levels

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You will not know the locked-in Equity Adjustment in advance; the locked-in Equity Adjustment could be lower than you anticipated

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We are not responsible for any losses or forgone gains related to your decision whether or not to exercise Segment Lock-In

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Only available during the accumulation period

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Only available for the Index-Linked Segment Options

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Will not participate in Index performance (positive or negative) for the remainder of the Segment Term, including the Segment End Date

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Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate and Participation Rate, as applicable, will not apply on the Segment End Date

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Locking-in a negative Equity Adjustment will result in loss, no downside protection under buffer or floor will apply, and the loss could be significant

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For multi-year Segment Terms, upon exercise, Segment End Date will always be next Segment Anniversary

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Cannot be exercised during last two Valuation Days prior to Segment End Date

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
• May be exercised once per Segment Term for each Index-Linked Segment Option • May only exercise for entire Accumulated Value in an Index-Linked Segment Option • Exercise is irrevocable
Death Benefit	Upon death, provides for death benefit payment equal to greater of Accumulated Value or Premium Payment	None
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Only available during the accumulation period

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Accumulated Value component reflects any applicable Equity Adjustment and is subject to a Bond Adjustment, which may be negative

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Premium Payment component subject to reductions for prior Surrenders

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While GLWB is active, Secure Income Withdrawals reduce Premium Payment dollar-for-dollar, while all other Surrenders result in proportionate reductions

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If GLWB is terminated, all Surrenders result in proportionate reductions

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Partial withdrawals and Annuitizations could significantly reduce the benefit, perhaps by more than the amount withdrawn or Annuitized

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Terminates upon full Annuitization

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State variations may apply

Critical Need Surrender Charge Waiver Rider	Waiver of Surrender Charges in the event of a critical need	None
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Automatically included in Contract at issue

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Only available during the accumulation period

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Owner or Annuitant must have a “critical need” as defined by the benefit

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Critical need must not pre-exist the Contract Date

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Withdrawals under the benefit may be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties

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Withdrawals count against the Free Surrender Amount

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Withdrawals count against the Secure Income Benefit Payment under the GLWB

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Secure Income Protector (GLWB)	A guaranteed lifetime withdrawal benefit that guarantees an amount of withdrawals for life (Secure Income Withdrawals), regardless of Accumulated Value, provided that certain conditions are met	2.00% (annualized, as a percentage of the Secure Income Benefit Base)
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Automatically included in Contract at issue

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You cannot terminate until 6th Contract Anniversary

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See Rate Sheet Supplement for terms applicable to new Contracts

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Benefit available only during the accumulation period

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If not at least age 59 1∕2 at issue, Secure Income Withdrawals cannot begin until age 59 1∕2

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Secure Income Withdrawals may be subject to negative Equity Adjustments and taxes

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Excess Withdrawals may significantly reduce or terminate the benefit and the Contract and may have other negative consequences

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Excess Withdrawals may be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties

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Partial Surrenders reduce potential for Step-Ups

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Step-Ups increase dollar amount of GLWB Fees

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No Secure Income Deferral Credits after taking first withdrawal

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Partial Annuitizations count against Secure Income Benefit Payment and may be treated like Excess Withdrawals

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Full Annuitization terminates the benefit, but may choose to annuitize the Secure Income Benefit Payment

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations

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Other involuntary termination provisions apply

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Withdrawals taken while the Accumulated Value is greater than zero are withdrawals of the Contract owner’s own money, and the chance of outliving the Accumulated Value and receiving lifetime payments from the Company under the GLWB may be minimal

Free Surrender Amount	Provides for an amount that may be withdrawn each Contract Year without incurring Surrender Charges or Bond Adjustments	None
•
Only available during the accumulation period

•
Withdrawals of Free Surrender Amount may be subject to negative Equity Adjustments and taxes and tax penalties

•
All withdrawals count against Free Surrender Amount

•
Partial Annuitizations count against Free Surrender Amount remaining, but are not treated as withdrawals of Free Surrender Amount

•
Unused Free Surrender Amount not available in future Contract Years

Income Distribution Program	Provides for automatic Transfer at the start of each Segment Term an amount equal to your Secure Income Benefit Payment from ended Index-Linked Segment Options to the Fixed Segment Option, such that Secure Income Withdrawals may be taken from the Fixed Segment Option without Equity Adjustments applying	Included in GLWB Fee
•
Only available during the accumulation period

•
If insufficient Accumulated Value in the ended Index-Linked Segment Options, will Transfer only the amount available

•
No automatic Transfer if no Index-Linked Segment Options ending on a Segment Anniversary

•
Withdrawals from the Fixed Segment Option are not guaranteed to be Secure Income Withdrawals depending on your withdrawal activity during a Contract Year

Required Minimum Distribution (RMD) Program	Provides for RMD amounts withdrawn in excess of the Secure Income Benefit Payment to be treated as Secure Income Withdrawals rather than Excess Withdrawals	Included in GLWB Fee
•
Only available during the accumulation period

•
Must be eligible for and enroll in the program for excess RMD amounts to be treated as Secure Income Withdrawals (not Excess Withdrawals)

•
If not enrolled, excess RMD amounts will be treated as Excess Withdrawals, even if you were eligible for the program

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations

•
Must elect scheduled withdrawal payments to enroll

•
Unscheduled withdrawals may be Excess Withdrawals

•
Enrollment not necessary for RMD withdrawals to be treated as withdrawals of the Free Surrender Amount

Segment Lock-Ins
Gives you the option to lock in an Equity Adjustment for an Index-Linked Segment Option prior to the Segment End Date If exercised, you will receive a Segment Credit on the Segment End Date equal to the locked-in Equity Adjustment rather than Segment Credits using the point-to-point crediting methodology for the Index-Linked Segment Option
None
•
We will not provide advice or notify you regarding whether you should exercise Segment Lock-In or the optimal time for doing so (if any)

•
We will not warn you if you exercise Segment Lock-In at a sub-optimal time

•
We will not warn you if you set Lock-In Thresholds for Automatic Segment Lock-In at sub-optimal levels

•
You will not know the locked-in Equity Adjustment in advance; the locked-in Equity Adjustment could be lower than you anticipated

•
We are not responsible for any losses or forgone gains related to your decision whether or not to exercise Segment Lock-In

•
Only available during the accumulation period

•
Only available for the Index-Linked Segment Options

•
Will not participate in Index performance (positive or negative) for the remainder of the Segment Term, including the Segment End Date

•
Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate and Participation Rate, as applicable, will not apply on the Segment End Date

•
Locking-in a negative Equity Adjustment will result in loss, no downside protection under buffer or floor will apply, and the loss could be significant

•
For multi-year Segment Terms, upon exercise, Segment End Date will always be next Segment Anniversary

•
Cannot be exercised during last two Valuation Days prior to Segment End Date

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
• May be exercised once per Segment Term for each Index-Linked Segment Option • May only exercise for entire Accumulated Value in an Index-Linked Segment Option • Exercise is irrevocable
Death Benefit	Upon death, provides for death benefit payment equal to greater of Accumulated Value or Premium Payment	None
•
Only available during the accumulation period

•
Accumulated Value component reflects any applicable Equity Adjustment and is subject to a Bond Adjustment, which may be negative

•
Premium Payment component subject to reductions for prior Surrenders

•
While GLWB is active, Secure Income Withdrawals reduce Premium Payment dollar-for-dollar, while all other Surrenders result in proportionate reductions

•
If GLWB is terminated, all Surrenders result in proportionate reductions

•
Partial withdrawals and Annuitizations could significantly reduce the benefit, perhaps by more than the amount withdrawn or Annuitized

•
Terminates upon full Annuitization

•
State variations may apply

Critical Need Surrender Charge Waiver Rider	Waiver of Surrender Charges in the event of a critical need	None
•
Automatically included in Contract at issue

•
Only available during the accumulation period

•
Owner or Annuitant must have a “critical need” as defined by the benefit

•
Critical need must not pre-exist the Contract Date

•
Withdrawals under the benefit may be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties

•
Withdrawals count against the Free Surrender Amount

•
Withdrawals count against the Secure Income Benefit Payment under the GLWB

Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX E
UNDERLYING FUND AVAILABLE UNDER THE CONTRACT
The following includes information about the Underlying Fund under the Contract. More information about the Underlying Fund is available in the prospectus for the Underlying Fund, which may be amended from time to time. You can also request this information at no cost by calling 1-800-852-4450 or by sending an email request to annuityprocessing@principal.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. The Underlying Fund’s past performance is not necessarily an indication of future performance.
	Underlying Fund and Adviser / Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
Type			1 year	5 year	10 year
Money Market Fund	Fidelity VIP Government Money Market Portfolio – Service Class 2(1) Fidelity Management & Research Co., LLC	0.52%	4.79%	1.66%	1.05%

(1)
You cannot instruct us to allocate your Premium Payment or Accumulated Value to the Variable Account. The sole purpose of the Variable Account is to serve as a default reallocation option at the end of a Segment Term in the absence of Owner instructions.

Prospectuses Available [Text Block]
The following includes information about the Underlying Fund under the Contract. More information about the Underlying Fund is available in the prospectus for the Underlying Fund, which may be amended from time to time. You can also request this information at no cost by calling 1-800-852-4450 or by sending an email request to annuityprocessing@principal.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. The Underlying Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
	Underlying Fund and Adviser / Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
Type			1 year	5 year	10 year
Money Market Fund	Fidelity VIP Government Money Market Portfolio – Service Class 2(1) Fidelity Management & Research Co., LLC	0.52%	4.79%	1.66%	1.05%

(1)
You cannot instruct us to allocate your Premium Payment or Accumulated Value to the Variable Account. The sole purpose of the Variable Account is to serve as a default reallocation option at the end of a Segment Term in the absence of Owner instructions.

Buffer and Floor Rate Risk [Member]
Prospectus:
Principal Risk [Text Block]
Buffer and Floor Rate Risk
The Buffer or Floor Rate that is applicable to a Segment Option only provides you with limited protection from negative Index performance at the end of a Segment Term. In other words, you could lose a significant amount of your Premium Payment and/or prior earnings under the Contract.
Under an Index-Linked Segment Option, the maximum amount of loss that you could experience due to negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate. You could lose a significant amount of money if an Index declines in value. The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate.
You also bear the risk that continued negative Index Changes may result in zero or negative Segment Credits being credited to your Accumulated Value over multiple Segment Terms. Given that the Floor Rate and Buffer Rate (as applicable) are expressed as to a single Segment Term, if an Index-Linked Segment Option is credited with negative Segment Credits for multiple Segment Terms, the cumulative loss may exceed the stated limit of the Buffer Rate or Floor Rate for any single Segment Term. For the 0% Floor Rate Segment Option, Segment Credits will not be negative so long as the funds are held to the Segment End Date. In addition, the limits on downside loss provided by the floor feature or buffer feature, as applicable, are for the entire Segment Term for a particular Segment Option and are not annual limits. For additional information, see 11. INDEX-LINKED SEGMENT OPTION MECHANICS.
For withdrawals, Annuitizations and death benefits that occur during a Segment Term, you or your beneficiaries (as applicable) will not receive the full protection of the Buffer Rate or Floor Rate in the calculation of the Segment Interim Value. In order to receive the full protection, the particular transaction must occur on the Segment End Date.

Cap Rate and Participation Rate Risk [Member]
Prospectus:
Principal Risk [Text Block]
Cap Rate and Participation Rate Risk
Amounts allocated to an Index-Linked Segment Option will be subject to a Cap Rate. The Cap Rate limits the positive Index Change, if any, that may be credited to your Contract for a given Segment Term. The Cap Rates do not guarantee a certain amount of Segment Return. The Segment Return for an Index- Linked Segment Option may be less than the positive return of the Index because any positive return of the respective Index is subject to a maximum in the form of a Cap Rate. If we do not declare a Cap Rate for a particular Segment Option and Segment Term, the Segment Option will not be subject to a Cap Rate limitation for that Segment Term, but will be subject to the applicable Participation Rate.
The Cap Rates benefit the Company when Index performance is positive at a rate that is higher than the applicable Cap Rate because the Cap Rate limits the amount of positive Segment Return that we may be obligated to credit for any Segment Term. We set the Cap Rates at our discretion. You bear the risk that we will not set the Cap Rates higher than 0.50%, which is the guaranteed minimum Cap Rate.
Amounts allocated to an Index-Linked Segment Option also will be subject to a Participation Rate. At the end of the Segment Term, your participation in any positive Index performance will be limited to a percentage of the positive Index performance. That percentage will equal the Participation Rate.
The Participation Rate limits the positive Index Change, if any, that may be credited to your Contract for a given Segment Term. The Segment Return for an Index-Linked Segment Option subject to a Participation Rate may be less than the positive return of the Index. We set the Participation Rates at our discretion. You bear the risk that we will not set the Participation Rates higher than 5.00%, which is the guaranteed minimum Participation Rate. Having a Cap Rate as part of your Index-Linked Segment Option means that you will not participate in any positive Index performance in excess of the Cap Rate. When the Index-Linked Segment Option has positive performance, the interest credited on the Segment End Date will typically equal the positive change in the Index Value multiplied by the Participation Rate up to the Cap Rate.
Your risk of investment loss could be significantly greater than the potential for investment gain. For example, assuming the guaranteed minimum Cap Rate of 0.50% and guaranteed minimum Participation Rate of 5.00%, the maximum potential gain at the end of a Segment Term due to positive Index performance would be 0.50%.
The Cap Rate and Participation Rate declared for a Segment Term are for the entire Segment Term for a particular Segment Option. They are not annual limits.
Segment Options can have different Buffer Rates or Floor Rates, which will impact the Cap Rate and Participation Rate offered on the Segment Options. The Buffer Rate or Floor Rate, as applicable, will never change for a specific Segment Option. If a different Buffer Rate or Floor Rate is introduced, it will be offered on a new Segment Option.
For additional information, see 11. INDEX-LINKED SEGMENT OPTION MECHANICS.

Credit Risks [Member]
Prospectus:
Principal Risk [Text Block]
Credit Risks
Our General Account assets support our financial guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability. There is a risk that we may default on those guarantees. You need to consider our financial strength and claims-paying ability in meeting the guarantees under the Contract. You may obtain information on our financial condition by reviewing our financial statements included in this prospectus. Additionally, information concerning our business and operations is set forth under the section titled “Management’s Discussion and Analysis.” More information about the Company, including its financial strength ratings, can be found by visiting https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.
Other than amounts held in the Variable Account offered through the Registered Separate Account (see “Variable Account Risks” below), the amount you invest is not placed in a registered separate account and your rights under the Contract to invested assets and the returns on those assets are subject to Company’s claims paying ability. The Unregistered Separate Account, which we use to support the Index-Linked Segment Options is non-unitized, which means neither an Owner nor amounts allocated to the Segment Options participate in the performance of the assets held in the Unregistered Separate Account.
The assets in the Unregistered Separate Account and Registered Separate Account are insulated, which means they are not subject to the claims of the creditors of the Company.

Fixed Segment Option Risk [Member]
Prospectus:
Principal Risk [Text Block]
Fixed Segment Option Risk
We determine the annual interest rate for the Fixed Segment Option at our discretion. In no event will we declare an annual interest rate lower than the Guaranteed Minimum Interest Rate of 0.05%. You bear the risk that we will not credit interest for a new Segment Term at a rate greater than the Guaranteed Minimum Interest Rate. There is no guarantee that the Fixed Segment Option will be made available for future Segment Terms.

Index Performance Risk [Member]
Prospectus:
Principal Risk [Text Block]
Index Performance Risk
If you invest in an Index-Linked Segment Option, you will be exposed to the investment risks associated with the applicable Index, including the following:
•
The performance of an Index is based on changes in the values of the securities or other assets that comprise or define the Index. The securities and assets comprising or defining the Indices are subject to a variety of investment risks, many of which are complicated and interrelated.

•
The performance of an Index will fluctuate, sometimes rapidly and unpredictably. Both short-term and long-term negative Index performance, over one or multiple Segment Terms, may cause you to lose principal or previous earnings. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Segment Term or multiple Segment Terms.

•
Each Index’s performance is subject to market risk, equity risk, and issuer risk (in addition to other risks identified in this section):

•
Market Risk.   Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable.

•
Equity Risk.   Each Index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.

•
Issuer Risk.   The performance of each Index depends on the performance of individual securities included in the Index. Changes in the financial condition, credit rating, or public perception of an issuer of those securities may cause the value of the issuer’s securities to decline.

In recent years, the financial markets have at times experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, natural disasters, public health crises, inflation, political and social developments, and military and governmental actions. You should consult with your financial professional about how market conditions may impact your investment decisions under the Contract.
•
We calculate an Index Change by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat for the Segment Term as a whole (including a multi-year Segment Term) even if the Index performed positively for certain periods of time during the Segment Term.

•
An investment in an Index-Linked Segment Option is not an investment in the companies that comprise the applicable Index. You will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that make up the Indices.

•
The S&P 500® Price Return Index and the Russell 2000® Price Return Index are “price return” indices, meaning the Index return does not include any dividends or other distributions declared by the companies included in the Index. This results in lower Index Values and, therefore, may negatively impact the performance of the Contract. The SG Smart Climate Index reflects deductions and costs that result in lower Index Values and, therefore, may negatively impact the performance of the Contract.

In addition to the foregoing, each Index has its own unique risks, as follows:
•
The S&P 500® Price Return Index

This Index is comprised of equity securities issued by large-capitalization (“large cap”) U.S. companies. Generally, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with small-capitalization (“small cap”) companies.
•
Russell 2000® Price Return Index

This Index is comprised of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of large-cap companies.
•
SG Smart Climate Index

This Index provides investment exposure to the performance of large-capitalization U.S. stocks that are selected based on proprietary climate risk preparedness scores and certain environmental, social, and governance (ESG) filters. The Index provides exposure to such stocks through its underlying Index, the SG Climate Transition Risk Index (the “Underlying SGI Index”).
The Index is subject to several risks, such as the following:
•
ESG Methodology Risk.   The Underlying SGI Index is composed of stocks that are selected based on an ESG methodology that includes climate risk scores and ESG exclusion filters. Investors’ views about ESG matters may differ from the Underlying SGI Index’s ESG methodology. As such, the ESG methodology may not reflect the beliefs or values of any particular investor. There is no guarantee that the ESG methodology will ultimately enhance the performance of the Index. The ESG methodology could detract from the performance of the Index, as companies with lower ESG ratings may perform better than companies with higher ESG ratings over the short or long term. Due to the inherent difficulty of forecasting within complex systems and the general unpredictability of future events, there is no guarantee that the predictive climate risk models used by the Underlying SGI Index will identify stocks that will perform well if climate events occur.

Amounts invested in a Segment Option that is linked to the Index are not invested in the Index, the Underlying SGI Index, or the underlying stocks. Amounts that you invest in the Contract become assets of the Company. The assets in the Company’s General Account and the Separate Account, which the Company invests to support its payment obligations under the Contract, are not invested based on ESG factors.
•
Performance Drag Risk.   The performance of the Index will always be worse than the performance of the underlying index. The Index reflects deductions that reduce performance, including a negative performance adjustment equal to 1.50% and fixed replication costs equal to 0.50%, each as an annualized percentage of Index Value. In addition, the performance of the Index is reduced by assumed costs of borrowing equal to the U.S. Federal Funds Rate. Without these deductions, the performance of the Index over any one year period would be higher by approximately 2.00% plus the U.S. Federal Funds Rate. While these deductions are not charges under the Contract, they result in lower Index Values and may therefore negatively impact the performance of your Contract.

•
Large-Cap Risk.   Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

•
Index Disruption Risk.   Disruptive and extraordinary events could impair the operation of the Index or the Underlying SGI Index. For example, these events could relate to the unavailability of necessary data to apply the ESG methodology, an insufficient number of eligible stocks, or the termination or breach of a third-party licensing agreement. Should a disruptive or extraordinary event occur, the Index provider may take any actions permitted by the Index rules, such as postponing calculations or rebalances, adjusting the terms of an Index to preserve its economic characteristics, restating Index values, or discontinuing the Index.

•
New Index Risk.   The Index and the Underlying SGI Index have limited performance histories. Generally, there is less publicly available information about the Index and the Underlying SGI Index compared to more established market indexes. Inquiries regarding the Index or the Underlying SGI Index should be directed to your financial professional or Principal Life Insurance Company either by:

•
Calling us at 1-800-852-4450 between the hours of 7 a.m. and 6 p.m. Central Time

•
Sending us your inquiry at the below address:

Principal Life Insurance
Company Attn: RIS
Annuity Services
P O Box 9382
Des Moines, Iowa 50306-9382
For more detailed information about this and the other available Indices, see APPENDIX A — INDEX DISCLOSURES.

Initial Holding Account Risk [Member]
Prospectus:
Principal Risk [Text Block]
Initial Holding Account Risk
When you first invest in the Contract, your Premium Payment will be held in the Initial Holding Account temporarily. While in the Initial Holding Account the amount invested earns only a fixed interest rate. We determine the annual interest rate for the Initial Holding Account at our discretion. In no event will we declare an annual interest rate lower than the Guaranteed Minimum Interest Rate of 0.05%. You bear the risk that we will not credit interest at a rate greater than the Guaranteed Minimum Interest Rate.
Your Premium Payment (plus credited interest) will be allocated from the Initial Holding Account to your selected Segment Option(s) on the next Segment Start Date (i.e., the next 9th or 23rd of any month), if we received the Premium Payment at least two Valuation Days prior to the next Segment Start Date (or the Valuation Day prior to the next Segment Start Date if it does not start on a Valuation Day). If not received by then, the Premium Payment will be allocated to your selected Segment Option(s) on the Segment Start Date immediately following the next Segment Start Date. We reserve the right to hold your Premium Payment (plus credited interest) in the Initial Holding Account until the end of the free look period. If we exercise this right, your Premium Payment would be held in the Initial Holding Account for the duration of the free look period plus the number of days until the next Segment Start Date after the free look period expires. Please note that free look periods vary by state. See APPENDIX D for state variations.
Depending on when we receive your Premium Payment, when Valuation Days occur in a given calendar month, and the length of the free look period under your Contract, it is possible that your Premium Payment (plus credited interest) could be held in the Initial Holding Account for an extended period of time, potentially multiple months. The Contract does not include a specific maximum number of days that the Premium Payment (plus credited interest) may be held in the Initial Holding Account. The specific number of days will depend on your circumstances, the allocation rules described above, and potentially factors that are beyond our control, such as unanticipated closures of the NYSE. For example, assume that we receive your application in Good Order and your Premium Payment on October 9, 2024, we exercise our right to hold your Premium Payment in the Initial Holding Account until the end of the free look period, and the longest free look period currently possible of 45 days (for replacement Contracts issued in Pennsylvania) applies. Based on these assumptions, your Premium Payment (plus credited interest) would remain in the Initial Holding Account until December 9, 2024 (61 days total).
For additional information, see 9. PURCHASING THE CONTRACT — Initial Holding Account.

Liquidity Risks [Member]
Prospectus:
Principal Risk [Text Block]
Liquidity Risks
Liquidity Risk Generally
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefits of tax deferral and allocation to Segment Options for the full Segment Terms are better for investors with long investment time horizons. Surrender charges apply for up to six years after the Premium Payment and these charges will reduce the value of your Contract if you withdraw money during that time.
A Bond Adjustment will generally apply to a withdrawal, death benefit or Annuitization from any Segment Option on any date (including a Segment End Date), subject to certain exceptions discussed in this prospectus. For example, Secure Income Withdrawals under the GLWB and withdrawals of the Free Surrender Amount are not subject to Bond Adjustments. The dollar amount of a Bond Adjustment is calculated based on the reduction to the Crediting Base for a Segment Option, and is then applied to the amount Surrendered. A partial withdrawal or Annuitization may reduce the Crediting Base by more than the amount Surrendered. In extreme circumstances, you could lose up to 100% of the amount Surrendered due to a negative Bond Adjustment. See 13. CONTRACT VALUES — Bond Adjustment for additional information.
While the Contract provides for a Free Surrender Amount not subject to Surrender Charges or Bond Adjustments, the Free Surrender Amount is limited, and withdrawals of the Free Surrender Amount may be subject to negative Equity Adjustments and taxes. There also may be adverse tax consequences if you take early withdrawals from the Contract, including amounts withdrawn from the Contract being subject to a 10% federal penalty if taken before age 59 1∕2, which would be in addition to any other federal or state income taxes payable.
Limits on Transfers Between Segment Options
The restrictions applicable to Transfers also creates liquidity risk. You are only able to make Transfers of Accumulated Value among the various Segment Options at the end of a Segment Term. This significantly limits your ability to react to changes in market conditions during Segment Terms.
Transfers to the Fixed Segment Option are subject to additional limits. The maximum you can allocate to the Fixed Segment Option for the initial Segment Term is 50%. Also, while the GLWB remains in effect, at the end of a Segment Term, Transfers to the Fixed Segment Option cannot result in your Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of your total Accumulated Value or (b) your Secure Income Benefit Payment for the current Contract Year. This restriction will only be applicable if the Fixed Segment Option is involved in your Transfer request.
Your Transfer requests must be received by us at least two Valuation Days prior to the end of a Segment Term. If you submit a Transfer request but we do not receive it prior to the start of that two-day period, your Accumulated Value will be automatically re-invested as described in 12. OPTIONS AT END OF SEGMENT TERM. The Segment End Date counts as one of those two Valuation Days if the Segment End Date is on a Valuation Day. If the Segment End Date is not on a Valuation Day, the Valuation Day prior to the Segment End Date is the end of that two-day period. For example, if the Segment End Date is a Saturday, the end of the two-day period is the preceding Friday, and your Transfer request must be received by us before the end of the Valuation Day on the preceding Wednesday. This example assumes no holidays during this period.
In the absence of timely instructions in Good Order, the Accumulated Value in the ended Segment Option will be automatically re-invested in the same Segment Option for a new Segment Term (with the
Cap Rate, Participation Rate or annual interest rate applicable to a new Segment Term), provided that the same Segment Option is available for a new Segment Term.
If we do not receive timely instructions in Good Order and the same Segment Option is no longer available, the Accumulated Value in the ended Segment Option will be automatically Transferred to the applicable default option, as follows:
•
If the ended Segment Option is the Fixed Segment Option, the default option will be the Variable Account.

•
If the ended Segment Option is an Index-Linked Segment Option, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there are multiple such Segment Options available, the Accumulated Value in the ended Segment Option will be automatically Transferred to the one with the higher Cap Rate limitation. If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term). If the Fixed Segment Option is not available, the default option will be the Variable Account.

We reserve the right to change the default options as described above in the future (e.g., we may designate the sole Index-Linked Segment Option that we guarantee to make available for the life of the Contract as the default option in all cases).
Please note, the Cap Rate, Participation Rate, or annual interest rate we declare for the new Segment Term may differ (higher or lower) from the previous Segment Term, subject to the guaranteed limits described in this prospectus.
Transfers from a Segment Option are only allowed on the Segment End Date. If you wish to Transfer, you must Notify us at least two Valuation Days prior to the end of the Segment Term for the given Segment Option. The Segment End Date counts as one of those two Valuation Days if the Segment End Date is on a Valuation Day. If you fail to Transfer Accumulated Value at the end of a Segment Term and do not wish to remain invested in a particular Segment Option for another Segment Term, you may take a full withdrawal of the related Accumulated Value. Withdrawing all or some of the Accumulated Value may cause you to incur Surrender Charges, negative Bond Adjustments, negative Equity Adjustments, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract. For additional information, see 12. OPTIONS AT END OF SEGMENT TERM.
Liquidity Risks Related to Segment Interim Value
See “Segment Interim Value Risk” below for information on how liquidity risks relate to our Interim Value calculation.
Consequences of Withdrawals/Surrenders Generally
There is a risk of loss of principal and/or prior earnings if you take a withdrawal from your Contract during the first six Contract Years where a Surrender Charge would be deducted. Withdrawals may also be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties, all of which may result in loss of principal and/or prior earnings. These may result in loss even when the Index for an Index-Linked Segment Option has performed positively. Withdrawals will also reduce the death benefit, perhaps by more than the amount withdrawn. Withdrawals under the Contract include full withdrawals, partial withdrawals, GLWB withdrawals (Secure Income Withdrawals and Excess Withdrawals), RMD withdrawals, scheduled withdrawals, unscheduled withdrawals, and withdrawals of the Free Surrender Amount. Annuitizations and death benefits are subject to similar risks as withdrawals. They may be subject to negative Bond Adjustments whenever they occur, even on a Segment End Date. They may also be subject to negative Equity Adjustments if they occur prior to a Segment End Date for an Index-Linked Segment Option. If you set up scheduled withdrawals, your exposure to these risks will repeat as long as the scheduled withdrawals continue.
The only ongoing Contract charge with this Contract is the charge for the Secure Income Protector GLWB. While the Secure Income Protector GLWB remains in effect, the ongoing charge could also cause amounts available for withdrawal under your Contract to be less than what has been invested in the Contract, even if Index performance has been positive.
The limits on downside loss provided by the floor feature or buffer feature, as applicable, are for the entire Segment Term for a particular Segment Option and are not annual limits.
We may defer payments under this Contract for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral.
For additional information, see 14. WITHDRAWALS.

Peak Buffer Risk [Member]
Prospectus:
Principal Risk [Text Block]
Peak Buffer Risk
A Peak Buffer Segment Option is subject to the same risks as a Buffer Segment Option. See “Buffer and Floor Rate Risk” above. A Peak Buffer Segment Option has a Buffer Rate that provides you with only limited protection from negative Index performance at the end of a Segment Term. You could lose a significant amount of your Premium Payment and/or prior earnings under the Contract. As noted under “Buffer and Floor Rate Risk” above, limits on downside loss provided by the buffer feature are for the entire Segment Term for a particular Peak Buffer Segment Option and are not annual limits.
A Peak Buffer Segment Option differs from a Buffer Segment Option only with respect to the potential for gain in the event of a negative Index Change, provided that the negative Index Change does not exceed the Buffer Rate. Even though any gain from a negative Index Change would not be subject to the Cap Rate or Participation Rate, the potential gain would be limited. In no event would any such gain, if any, be greater than the Peak Buffer Midpoint (10%) and could be as low as 0%.
A Peak Buffer Segment Option will generally have a lower Cap Rate and/or Participation Rate than a Buffer Segment Option with the same Index, Segment Term and Buffer Rate, as Peak Buffer Segment Options generally expose us to more risk than Buffer Segment Options because, under Peak Buffer Segment Options, we may need to credit gain for negative Index performance.

Risk of Loss in Exercising Free Look [Member]
Prospectus:
Principal Risk [Text Block]
Risk of Loss in Exercising Free Look
Upon exercising your free look rights, the amount we will return to you will be based on the state law applicable to your Contract as follows:
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In the states that require us to return your Premium Payment, we will return your Premium Payment without any interest earned.

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In states where we return your Contract Accumulated Value, the free look amount will be the Contract Accumulated Value plus any premium tax charge deducted. If you have elected to have taxes withheld, we will subtract any applicable federal and state income tax withholding from the amount returned to you. In addition, with respect to any portion of your Premium Payment allocated to an Index-Linked Segment Option, you assume risk of loss due to the possibility of a negative Equity Adjustment. As a result, you may receive less money upon the exercise of your free look rights than you paid into the Contract in Premium Payment.

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In states that require us to return the greater of your Premium Payment and your Contract Accumulated Value, the free look amount will be the greater of the values in the previous two bullets.

For additional information, see 9. PURCHASING THE CONTRACT — Right to Examine the Contract (Free Look).

Risk of Loss in Index-Linked Segment Options [Member]
Prospectus:
Principal Risk [Text Block]
Risk of Loss in Index-Linked Segment Options
An investment in this Contract is subject to the risk of poor investment performance of the Index-Linked Segment Options to which you have allocated Accumulated Value. You can lose money by investing in this Contract, including loss of principal and/or prior earnings. While limited protection from losses is provided under your Contract through a Buffer Segment Option, Peak Buffer Segment Option, or Floor Segment Option, you bear some level of the risk of decline in your Contract’s Accumulated Value resulting from the performance of the Index-Linked Segment Options and the risk of losses may be significant. Because of potential Equity Adjustments and/or Bond Adjustments, in extreme circumstances it is theoretically possible the total loss could be 100% (i.e., a complete loss of your Premium Payment and any prior earnings) even if your Contract is outside of the Surrender Charge period. While the Equity Adjustment only applies on dates other than the Segment End Date, the Bond Adjustment may always apply, even on the Segment End Date. For additional information, see 11. INDEX-LINKED SEGMENT OPTION MECHANICS.

Risks Affecting Our Administration of Your Contract [Member]
Prospectus:
Principal Risk [Text Block]
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks, and pandemics
(and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools and mobile technology have expanded potential targets for cyber-attack.
The Company is highly dependent upon its computer systems and those of its business partners and service providers. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-security incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on systems and websites, unauthorized release of personal or confidential customer information and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract (e.g., calculate Contract values or process transactions). Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we or our service providers will avoid all cyber-security incidents in the future. It is possible that a cyber-security incident could persist for an extended period of time without detection.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.

Secure Income Protector (GLWB) Risks [Member]
Prospectus:
Principal Risk [Text Block]
Secure Income Protector (GLWB) Risks
You should not purchase the Contract if you do not want the Secure Income Protector (GLWB). The Contract is automatically issued with the GLWB, and there is an annual ongoing fee for the benefit. Prior to your 6th Contract Anniversary, you cannot terminate the GLWB without fully Surrendering the Contract. A full Surrender may be subject to Surrender Charges (except Surrender Charges do not apply upon Annuitization or to death benefits), negative Bond Adjustments, negative Equity Adjustments, taxes and tax penalties. In addition, Annuitizations are not available until after the second Contract Year. If you remove the GLWB, you will have paid for the benefit without receiving its financial benefits, if any.
You will begin paying GLWB Fees immediately rather than the date that you begin taking Secure Income Withdrawals. You could be paying GLWB Fees for many years before you begin taking Secure Income Withdrawals.
The GLWB is designed to help protect against the risk of poor investment performance and the risk of outliving your money. However, there is no guarantee that the GLWB will be sufficient to meet your future income needs, and there is no guarantee that you will realize any financial benefit from the GLWB. The GLWB does not guarantee that you will receive any earnings on your Premium Payment.
You should carefully weigh the benefits of the GLWB against its annual charge and in light of the market downside protections that are already provided by the Index-Linked Segment Options. Secure Income Withdrawals under the GLWB are taken from your own Accumulated Value until it is reduced to zero. If your Accumulated Value is never reduced to zero for a reason other than an Excess Withdrawal, our payment obligations under the GLWB will never be triggered. There may be minimal chance under the GLWB of outliving your Accumulated Value and receiving lifetime payments from us. There is no guarantee that the GLWB will meet your retirement income needs or that you will realize any financial benefit. The GLWB’s lifetime withdrawal guarantees are subject to terms and conditions that, if not followed, could result in significant reductions to or termination of the benefit.
The GLWB guarantees the ability to take Secure Income Withdrawals up to the Secure Income Benefit Payment each Contract Year. If the Covered Life (or oldest Covered Life, if applicable) is not at least age 59 1∕2 on the Contract Date, Secure Income Withdrawals are not available until the date that the Covered Life (or oldest Covered Life, if applicable) attains age 59 1∕2. Once Secure Income Withdrawals are available, all withdrawals, as well as partial Annuitizations, count against your Secure Income Benefit Payment. Any Surrender in excess of the Secure Income Benefit Payment will be treated like an Excess Withdrawal for purposes of calculating the reduction in your future benefit. Secure Income Withdrawals will not reduce your future benefit and are not subject to Surrender Charges or Bond Adjustments, but they may be subject to negative Equity Adjustments and taxes. In addition, if taken prior to a Segment End Date for an Index-Linked Segment Option, Secure Income Withdrawals will not be credited with any interest at the end of the Segment Term.
Excess Withdrawals under the GLWB are subject to significant risk. All withdrawals prior to Secure Income Withdrawals becoming available, and all withdrawals in excess of the Secure Income Benefit Payment after Secure Income Withdrawals become available, are Excess Withdrawals. Excess Withdrawals will reduce your future benefit, and the reduction may be more than the amount withdrawn due to proportionate reductions in your Secure Income Benefit Base. If an Excess Withdrawal reduces your Secure Income Benefit Base to zero, the GLWB and the Contract will immediately terminate. Excess Withdrawals may also be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties. You should not purchase the Contract if you expect to take Excess Withdrawals.
The Income Distribution Program automatically Transfers at the start of each Segment Term an amount equal to your Secure Income Benefit Payment from your ended Index-Linked Segment Option(s) to the Fixed Segment Option. This is intended to help you avoid Equity Adjustments on your Secure Income Withdrawals, as the program is designed for you to take your Secure Income Withdrawals from the Fixed Segment Option. If you do not take advantage of the Income Distribution Program, and you take a Secure Income Withdrawal from an Index-Linked Segment Option before the end of the Segment Term, your Secure Income Withdrawal will be subject to an Equity Adjustment, which may be negative. If you participate in the Income Distribution Program, in order to benefit from the program, you must take your Secure Income Withdrawals from the Fixed Segment Option. If you take Secure Income Withdrawals from the Index-Linked Segment Options or the Variable Account, you run the risk of Equity Adjustments (in the case of Withdrawals from Index-Linked Segment Options) and that any additional amounts withdrawn from the Fixed Segment Option may be an Excess Withdrawal.
At the time you purchase the Contract, you must elect between two lifetime income options: Level Income Option or Tiered Income Option. Level Income Option provides for no change in the Secure Income Benefit Payment when our lifetime payment guarantees are triggered, if ever. Tiered Income Option provides for a lower Secure Income Benefit Payment when our lifetime payment guarantees are triggered, if ever. You should carefully consider your financial objectives and goals when selecting between Level Income Option and Tiered Income Option. Neither Level Income Option nor Tiered Income Option guarantees that we will ever pay a Secure Income Benefit Payment from our own assets.
You should carefully consider when to begin taking your first withdrawal under the Contract. The GLWB has a Secure Income Deferral Credit feature that on each Contract Anniversary increases the Secure Income Percentage used to calculate your Secure Income Benefit Payment for each full Contract Year before you take your first withdrawal. There is no way to know when you should begin taking withdrawals with certainty. On one hand, the longer you wait to start Secure Income Withdrawals, the less time you have to benefit from the GLWB because as time passes, your life expectancy is reduced. On the other hand, the longer you wait to start withdrawals, the more you may benefit from Secure Income Deferral Credits. You should also consider that all withdrawals prior to the availability of Secure Income Withdrawals are always Excess Withdrawals.
All benefits from the accumulation period terminate once the Contract has been fully Annuitized, including the GLWB and the death benefit. Generally, you should not elect to fully Annuitize the Contract unless the annual amount of your annuity payments would be greater than your annual Secure Income Benefit Payment under the GLWB. In this regard, if your Secure Income Benefit Base is greater than your Contract Accumulated Value, the income stream provided by your GLWB is likely more valuable than an income stream under an annuity benefit payment option. Before Annuitizing or selecting a payment option, you should consult with a financial professional and contact us toll-free at 1-800-852-4450 for a comparison of the different payout options based on your Contract. You should also understand that, in electing to fully Annuitize, you would be terminating the GLWB as well as the death benefit.
If the Contract reaches the latest Annuitization Date, the GLWB will terminate (as well as the death benefit), but you may choose to continue the income stream provided by the GLWB by electing to receive fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life. If you make this election, you will forfeit your remaining Contract Accumulated Value, and we will make the payments from our own assets.
Alternatively, you may choose to apply your entire Contract Accumulated Value to an annuity benefit payment option that we make available, such as Life Income, Life Income with Period Certain, Joint and Survivor, and Joint and Survivor with Period Certain. If you select one of these options, your entire Contract Accumulated Value will be applied to the selected option and we will make the payments from our own assets. However, you should understand that you would be forfeiting the income stream provided by the GLWB (for which you paid GLWB Fees, potentially over many years), and that the income stream provided by one of these options will generally differ in amount and/or duration compared to the income stream provided by the GLWB.
If we have not received your selection as of the latest Annuitization Date, you will receive the following payment option that results in the higher annual payment amount: (a) fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life or (b) Life Income with payments guaranteed for a period of 10 years (for Contracts with one Annuitant) or Joint and Full Survivor Income with payments guaranteed for a period of 10 years (for Contracts with two Annuitants). We will send you written notice at least 30 days prior to the latest Annuitization Date and ask you to select a payment option.
The Contract is generally designed for an Owner to remain in the accumulation phase and keep the GLWB in force, while taking Secure Income Withdrawals and avoiding Excess Withdrawals, in order to maximize the likelihood that the Contract Accumulated Value will be reduced to zero for a reason other than an Excess Withdrawal, thereby triggering our lifetime payment obligations under the GLWB. Nonetheless, it is possible that the income stream provided by an annuity benefit payment option (e.g., payments for a period certain) may be more appropriate for you based on your personal circumstances and financial goals. As such, before Annuitizing or selecting a payment option, you should consult with a financial professional and contact us toll-free at 1-800-852-4450 for a comparison of the different payout options based on your Contract.

Segment Interim Value Risk [Member]
Prospectus:
Principal Risk [Text Block]
Segment Interim Value Risk
On each Valuation Day of the Segment Term, other than the first and last day, we determine the Segment Interim Value for each Index-Linked Segment Option. In order to calculate your Segment Interim Value, we apply a formula that is not directly tied to the actual performance of the applicable Index. Instead, we calculate it by determining the value of hypothetical investments and derivatives that we may or may not actually hold in order to provide a current estimate of the value of the Segment Option at the end of the Segment Term. This means that even if the Index has performed positively, it is possible that the Segment Interim Value may have decreased. For more information and to see how we calculate the Segment Interim Value, see APPENDIX C — SEGMENT INTERIM VALUE EXAMPLES.
Segment Interim Value is calculated using the Crediting Base and the applicable Equity Adjustment. The Segment Interim Value always reflects the Equity Adjustment. A Segment Interim Value (and, in turn, the Equity Adjustment) will apply to your Contract when one of the following transactions occurs: (i) any withdrawal from an Index-Linked Segment Option prior to the Segment End Date, including a full withdrawal, partial withdrawal, GLWB withdrawal (Secure Income Withdrawal or Excess Withdrawal), withdrawal of the Free Surrender Amount, RMD withdrawal, scheduled withdrawal, or unscheduled withdrawal; (ii) any Annuitization of Contract Accumulated Value in an Index-Linked Segment Option prior to the Segment End Date; (iii) any death benefit, if Contract Accumulated Value is allocated to an Index-Linked Segment Option and the death benefit is calculated prior to the Segment End Date; (iv) Segment Lock-In is exercised; or (v) GLWB Fees are deducted. In extreme circumstances, you could lose up to 100% of your investment due to a negative Equity Adjustment.
If you allocate Accumulated Value to an Index-Linked Segment Option, Segment Credits will not be credited to your Accumulated Value in the particular Segment Option until the end of the Segment Term. Amounts withdrawn from an Index-Linked Segment Option prior to the end of a Segment Term will not have a Segment Credit applied to it. This includes Accumulated Value being applied to pay a death benefit or to an Annuitization option during a Segment Term. Except for the first and last Valuation Day of a Segment Term, your Segment Interim Value is the amount available for withdrawals, Annuitization and death benefits (collectively, “Surrenders”). There is risk that this Segment Interim Value could be less than your original Premium Payment even if the applicable Index has been performing positively.
Partial withdrawals and partial Annuitizations, and deductions for GLWB Fees, prior to the Segment End Date for an Index-Linked Segment Option will also reduce your Crediting Base for that Segment Option. The Crediting Base represents the amount contributed into the Segment Option, subject to reductions during the Segment Term. Generally, when a partial Surrender is taken or a GLWB Fee is deducted from an Index-Linked Segment Option prior to the Segment End Date, the Crediting Base will be proportionately reduced, and this reduction could be greater than the amount Surrendered or the GLWB Fee deducted. When a partial Surrender is taken or a GLWB Fee is deducted from an Index-Linked Segment Option on the Segment End Date, the Crediting Base is reduced by the amount Surrendered or the GLWB Fee deducted. A reduction to your Crediting Base prior to the end of the Segment Term for an Index-Linked Segment Option will result in lower Segment Interim Values for the remainder of the Segment Term. Also, a reduction to your Crediting Base will result in less gain or more loss, as applicable, at the end of a Segment Term.

Segment Lock-In Risk [Member]
Prospectus:
Principal Risk [Text Block]
Segment Lock-In Risk
If you exercise a Segment Lock-In, and the locked-in Equity Adjustment is negative, you will be locking-in a loss rather than a gain. The loss could be significant. The Segment Credit you receive upon exercising Segment Lock-In may be lower than the Segment Credit you would have received on the Segment End Date if you hadn’t exercised the Segment Lock-In. Similarly, you may receive a negative Segment Credit due to exercising Segment Lock-In when, had you not exercised Segment Lock-In, you would have received a positive Segment Credit on the Segment End Date. You also may receive less than the full protection of the Buffer Rate or Floor Rate (as applicable). This is due to an Equity Adjustment being applied in calculating the Segment Credit instead of the point-to-point crediting method. If a lock-in is exercised, the Segment Option’s Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate, and Participation Rate (as applicable) will no longer be applied on the Segment End Date. In addition, the amount of the Equity Adjustment is unknown at the time the Segment Lock-In is exercised (as discussed immediately below).
At the time you exercise a Segment Lock-In, you will not know the locked-in Equity Adjustment in advance because the Equity Adjustment is calculated at the end of the Valuation Day. The locked-in Equity Adjustment could be lower than you anticipated. If you submit a Segment Lock-In request, the locked-in Equity Adjustment may be lower or higher than the Equity Adjustment that was last calculated before you submitted your request. If you establish Lock-In Thresholds, you will not know the locked-in Equity Adjustment in advance, although the locked-in Equity Adjustment will be at least equal to the upper threshold or lower threshold, as applicable. For additional information on how the Equity Adjustment is calculated, see 11. INDEX-LINKED SEGMENT OPTION MECHANICS —  Segment Interim Value — Calculation of Equity Adjustment.
You can obtain the current Segment Interim Value and Equity Adjustment by calling us at 1-800-852-4450 or by visiting www.principal.com and using your secure login. However, as explained above, if you were to exercise Segment Lock-In, the locked-in Equity Adjustment may be more or less than the quoted value. You should speak to your financial professional before executing Segment Lock-In.
If you have selected a Peak Buffer Segment Option for investment, before exercising Segment Lock-In or establishing Lock-In Thresholds, you should consider the fact that if a negative Index Change on the Segment End Date does not exceed the Buffer Rate, you will be credited gain (if the negative Index Change is less than the Buffer Rate) or no loss (if the negative Index Change equals the Buffer Rate). If you lock-in a negative Equity Adjustment, you are locking in the loss reflected in the Equity Adjustment in all cases.
We will not provide advice or notify you regarding whether you should exercise the Segment Lock-In features or the optimal time for doing so. It is possible that you may exercise Segment Lock-In at a sub-optimal time during the Segment Term, or that there is no optimal time to exercise Segment Lock-In during a Segment Term. We will not warn you if you exercise the Segment Lock-In features at a sub-optimal time. We are not responsible for any losses or foregone gains related to your decision whether or not to exercise the Segment Lock-In features.
Once a Segment Lock-In is executed, it is irrevocable for that Segment Term. A lock-in will not be applied retroactively and can only be exercised for the entire Segment Option. A Segment Lock-In may only be exercised once per Segment Term for each Index-Linked Segment Option.
For additional information, see 11. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Lock-In Feature.

Segment Option and Index Availability Risk [Member]
Prospectus:
Principal Risk [Text Block]
Segment Option and Index Availability Risk
There is no guarantee that any particular Segment Option or Index will be available during the entire period that you own your Contract, with the exception of the following Index-Linked Segment Option which is guaranteed to be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer. If you are not comfortable with the possibility that could be the only Segment Option available in the future, you should not buy this Contract, as we do not guarantee the availability of any other Index-Linked Segment Option or the Fixed Segment Option. In the future, we may not offer any Index-Linked Segment Options with a Floor, and we do not guarantee a minimum Floor Rate for any new Index-Linked Segment Option with a Floor that we may decide to offer.
We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive.
Other considerations relating to this risk include:
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In addition to the investment performance and risks of loss that already are part of your Contract, the returns you otherwise may have anticipated may not be available in situations where the Company reserves the right to discontinue an Index in the middle of a Segment Term. This is due in part to the fact that, if we substitute an Index, the performance of the new Index may differ from the original Index. This may negatively affect the Segment Credit you earn during the Segment Term or the Segment Interim Values that you can lock-in under the Segment Lock-In feature.

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We may replace an Index at any time during a Segment Term; however, we will notify you in writing at least 30 days prior to replacing an Index. If we replace an Index, this does not cause a change in the Cap Rate, Participation Rate, Floor Rate, Buffer Rate or Peak Buffer Midpoint, as applicable. You will have no right to reject the replacement of an Index, and you will not be permitted to Transfer Segment Interim Values until the end of the applicable Segment Term even if we replace the Index during such Segment Term. The new Index and the replaced Index (which you may have previously chosen) may not be similar with respect to their component securities or other instruments, although we will attempt to select a new Index that is similar to the old Index.

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At the end of the Segment Term, you may Transfer your Segment Value to another Segment Option without charge. If you do not want to remain invested in the relevant Segment Option for the remainder of the Segment Term, your only option will be to withdraw or Annuitize the related Segment Interim Value, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.

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Changes to the Cap and Participation Rates, if any, occur at the beginning of the next Segment Term. We will provide written notice at least 15 calendar days prior to each Segment Start Date instructing you how to obtain the Cap and Participation Rates for the next Segment Term. Those Cap and Participation Rates will be made available to you at least 7 calendar days prior to the Segment Start Date. You are only able to make Transfers of Accumulated Value among the various Segment Options at the end of a Segment Term. See Liquidity Risks — Limits on Transfers Between Segment Options above.

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If you do not like a new Cap or Participation Rate for a particular Segment Option, at the end of the current Segment Term, you may Transfer your Segment Value to another Segment Option without charge.

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If you do not want to invest in any Segment Option under the Contract, your only option will be to fully withdraw or Annuitize your Contract. Fully withdrawing or Annuitizing your Contract may cause you to incur Surrender Charges, a negative Bond Adjustment, negative Equity Adjustments, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.

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We will not substitute any Index until the new Index has received any necessary regulatory clearances. Any addition, substitution, or removal of an Index-Linked Segment Option or Index will be communicated to you in writing. If we add or remove an Index (as opposed to replacing an Index), the changes will not be effective for your Contract until the start of the next Segment Term. Adding or removing an Index does not cause a change in the Floor or Buffer Rates, as applicable. Any Index-Linked Segment Option based on the performance of the newly added Index may have a new Cap and Participation Rate.
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You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

For additional information, see 11. INDEX-LINKED SEGMENT OPTION MECHANICS — Discontinuation or Substitution of an Index and 12. OPTIONS AT END OF SEGMENT TERM.

Variable Account Risks [Member]
Prospectus:
Principal Risk [Text Block]
Variable Account Risks
This Contract is not intended for someone who wants to invest in the Variable Account or who wants a traditional variable annuity. You cannot instruct us to allocate your Premium Payment or Accumulated Value to the Variable Account. The sole purpose of the Variable Account is to serve as a default reallocation option at the end of a Segment Term in the absence of timely Contract owner instructions in Good Order. We reserve the right to remove or substitute the Underlying Fund for the Variable Account. We reserve the right to close the Variable Account and remove it from the Contract. There is no guarantee that the Contract will include the Variable Account or any other variable investment options.
The Variable Account is subject to the risk of poor investment performance. The Variable Account’s performance depends on the performance of the Underlying Fund, which is an SEC-registered money market mutual fund. The Underlying Fund has its own investment risks. You are exposed to those investment risks when you have Accumulated Value in the Variable Account. We make no guarantee as to the value of the Variable Account. You bear all of the investment risk. There is no assurance that the Underlying Fund will meet its stated objective. The Variable Account may have negative returns, particularly after taking into account GLWB Fees deducted at the Contract level.
If you have Accumulated Value in the Variable Account, your ability to Transfer amounts from the Variable Account to the Segment Options is severely restricted. Accumulated Value in the Variable Account may be Transferred to the Segment Options only on a Segment Anniversary. Therefore, if any Accumulated Value is automatically Transferred to the Variable Account, you will have to wait one year before you can Transfer the Accumulated Value in the Variable Account to the Segment Options. On a Segment Anniversary, if you do not Transfer any Accumulated Value in the Variable Account to the Segment Options, you will have to wait another year for another Transfer opportunity.
If you have Accumulated Value in the Variable Account, we will provide at least fifteen (15) calendar days advance written notice of the Segment Options that will be available to you on the Segment Anniversary and where to obtain the Cap Rates, Participation Rates and annual interest rates for the new Segment Terms. Such rates will be made available to you at least seven (7) calendar days prior to the Segment Start Date and will be available at www.principal.com/individuals/invest-retire/annuities.
If you wish to Transfer Accumulated Value from the Variable Account to one or more Segment Options, and the Segment Anniversary is a Valuation Day, we must receive your Transfer request in Good Order before the end of that same Valuation Day. If the Segment Anniversary is not a Valuation Day, we must receive your Transfer request in Good Order before the end of the prior Valuation Day. If we do not receive a timely Transfer request in Good Order prior to the end of the applicable Valuation Day, the request will be rejected as not in Good Order and you will not be able to transfer Accumulated Value from the Variable Account until the next Segment Anniversary.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Risk of Loss
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You can lose money by investing in the Contract, including loss of principal and previous earnings.

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Under an Index-Linked Segment Option, the maximum amount of loss that you could experience due to negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate. You could lose a significant amount of money if an Index declines in value. The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate.

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Any loss you experience will be greater if Surrender Charges, negative Bond Adjustments, negative Equity Adjustments or taxes or tax penalties also apply.

	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	Not a Short-Term Investment
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The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

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The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.

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Amounts withdrawn or otherwise Surrendered under the Contract may be subject to Surrender Charges, negative Bond Adjustments, and taxes and tax penalties. In addition, for Index-Linked Segment Options, withdrawals, other Surrenders and GLWB Fee deductions before the Segment End Date may result in negative Equity Adjustments and loss of positive Index performance.

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Withdrawals and other Surrenders will reduce your Crediting Base in a Segment Option. Deductions for GLWB Fees also reduce the Crediting Base. Generally, the Crediting Base will be proportionately reduced, and the proportionate reduction could be greater than the amount Surrendered or deducted. Reductions to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term and less Segment Return (if any) on the Segment End Date.

5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

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	Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Investment Options
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An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Index-Linked Segment Options and Variable Account). Each investment option (including the Fixed Segment Option) has its own unique risks. You should review the available investment options before making an investment decision.

For Index-Linked Segment Options
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The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limit upside), which may result in less earnings than the Index performance at the end of the Segment Term. For example:

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If the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).

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If the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.

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The Buffer Rate or Floor Rate (except a 0% Floor Rate), as applicable, will provide only limited protection from negative Index performance in the case of a market decline, which may result in loss at the end of the Segment Term. For example:

•
If the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Segment Term.

•
If the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Segment Term.

•
While a Floor Segment Option with a 0% Floor Rate provides complete protection from negative Index performance at the end of a Segment Term, like any other Index-Linked Segment Option, there may be losses due to Surrender Charges, Bond Adjustments, Equity Adjustments and taxes and tax penalties.

•
While a Peak Buffer Segment Option provides for potential gain in the event of negative Index performance that does not exceed the Buffer Rate, a Peak Buffer Segment Option does not provide protection from any negative Index performance in excess of the Buffer Rate.

	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Segment Option and Index-Linked Segment Options), guarantees or benefits of the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Fidelity VIP Government Money Market Portfolio – Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Government Money Market Portfolio – Service Class 2	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co., LLC	[6]
Current Expenses [Percent]	0.52%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.79%	[6]
Average Annual Total Returns, 5 Years [Percent]	1.66%	[6]
Average Annual Total Returns, 10 Years [Percent]	1.05%	[6]
Critical Need Surrender Charge Waiver Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Critical Need Surrender Charge Waiver Rider
Purpose of Benefit [Text Block]	Waiver of Surrender Charges in the event of a critical need
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Critical Need Surrender Charge Waiver Rider
Benefit Standard or Optional [Text Block]	•
Automatically included in Contract at issue

•
Only available during the accumulation period

•
Owner or Annuitant must have a “critical need” as defined by the benefit

•
Critical need must not pre-exist the Contract Date

•
Withdrawals under the benefit may be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties

•
Withdrawals count against the Free Surrender Amount

•
	Withdrawals count against the Secure Income Benefit Payment under the GLWB
Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Upon death, provides for death benefit payment equal to greater of Accumulated Value or Premium Payment
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Death Benefit
Benefit Standard or Optional [Text Block]	•
Only available during the accumulation period

•
Accumulated Value component reflects any applicable Equity Adjustment and is subject to a Bond Adjustment, which may be negative

•
Premium Payment component subject to reductions for prior Surrenders

•
While GLWB is active, Secure Income Withdrawals reduce Premium Payment dollar-for-dollar, while all other Surrenders result in proportionate reductions

•
If GLWB is terminated, all Surrenders result in proportionate reductions

•
Partial withdrawals and Annuitizations could significantly reduce the benefit, perhaps by more than the amount withdrawn or Annuitized

•
Terminates upon full Annuitization

•
	State variations may apply
Free Surrender Amount [Member]
Prospectus:
Name of Benefit [Text Block]	Free Surrender Amount
Purpose of Benefit [Text Block]	Provides for an amount that may be withdrawn each Contract Year without incurring Surrender Charges or Bond Adjustments
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Free Surrender Amount
Benefit Standard or Optional [Text Block]	•
Only available during the accumulation period

•
Withdrawals of Free Surrender Amount may be subject to negative Equity Adjustments and taxes and tax penalties

•
All withdrawals count against Free Surrender Amount

•
Partial Annuitizations count against Free Surrender Amount remaining, but are not treated as withdrawals of Free Surrender Amount

•
	Unused Free Surrender Amount not available in future Contract Years
GWLB Fee [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	1.50%
Income Distribution Progran [Member]
Prospectus:
Name of Benefit [Text Block]	Income Distribution Program
Purpose of Benefit [Text Block]	Provides for automatic Transfer at the start of each Segment Term an amount equal to your Secure Income Benefit Payment from ended Index-Linked Segment Options to the Fixed Segment Option, such that Secure Income Withdrawals may be taken from the Fixed Segment Option without Equity Adjustments applying
Name of Benefit [Text Block]	Income Distribution Program
Benefit Standard or Optional [Text Block]	•
Only available during the accumulation period

•
If insufficient Accumulated Value in the ended Index-Linked Segment Options, will Transfer only the amount available

•
No automatic Transfer if no Index-Linked Segment Options ending on a Segment Anniversary

•
	Withdrawals from the Fixed Segment Option are not guaranteed to be Secure Income Withdrawals depending on your withdrawal activity during a Contract Year
Potential Loss due to Bond Adjustment [Member]
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	100.00%	[7]
Potential Loss due to Equity Adjustment [Member]
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	100.00%	[8]
Required Minimum Distribution (RMD) Program [Member]
Prospectus:
Name of Benefit [Text Block]	Required Minimum Distribution (RMD) Program
Purpose of Benefit [Text Block]	Provides for RMD amounts withdrawn in excess of the Secure Income Benefit Payment to be treated as Secure Income Withdrawals rather than Excess Withdrawals
Name of Benefit [Text Block]	Required Minimum Distribution (RMD) Program
Benefit Standard or Optional [Text Block]	•
Only available during the accumulation period

•
Must be eligible for and enroll in the program for excess RMD amounts to be treated as Secure Income Withdrawals (not Excess Withdrawals)

•
	If not enrolled, excess RMD amounts will be treated as Excess Withdrawals, even if you were eligible for the program
Secure Income Protector (GLWB) [Member]
Prospectus:
Name of Benefit [Text Block]	Secure Income Protector (GLWB)
Purpose of Benefit [Text Block]	A guaranteed lifetime withdrawal benefit that guarantees an amount of withdrawals for life (Secure Income Withdrawals), regardless of Accumulated Value, provided that certain conditions are met
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	•
Automatically included in Contract at issue

•
You cannot terminate until 6th Contract Anniversary

•
See Rate Sheet Supplement for terms applicable to new Contracts

•
Benefit available only during the accumulation period

•
If not at least age 59 1∕2 at issue, Secure Income Withdrawals cannot begin until age 59 1∕2

•
Secure Income Withdrawals may be subject to negative Equity Adjustments and taxes

•
Excess Withdrawals may significantly reduce or terminate the benefit and the Contract and may have other negative consequences

•
Excess Withdrawals may be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties

•
Partial Surrenders reduce potential for Step-Ups

•
Step-Ups increase dollar amount of GLWB Fees

•
No Secure Income Deferral Credits after taking first withdrawal

•
Partial Annuitizations count against Secure Income Benefit Payment and may be treated like Excess Withdrawals

•
Full Annuitization terminates the benefit, but may choose to annuitize the Secure Income Benefit Payment•
Other involuntary termination provisions apply

•
	Withdrawals taken while the Accumulated Value is greater than zero are withdrawals of the Contract owner’s own money, and the chance of outliving the Accumulated Value and receiving lifetime payments from the Company under the GLWB may be minimal
Name of Benefit [Text Block]	Secure Income Protector (GLWB)
Segment Lock-Ins [Member]
Prospectus:
Name of Benefit [Text Block]	Segment Lock-Ins
Purpose of Benefit [Text Block]	Gives you the option to lock in an Equity Adjustment for an Index-Linked Segment Option prior to the Segment End Date If exercised, you will receive a Segment Credit on the Segment End Date equal to the locked-in Equity Adjustment rather than Segment Credits using the point-to-point crediting methodology for the Index-Linked Segment Option
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Segment Lock-Ins
Benefit Standard or Optional [Text Block]	•
We will not provide advice or notify you regarding whether you should exercise Segment Lock-In or the optimal time for doing so (if any)

•
We will not warn you if you exercise Segment Lock-In at a sub-optimal time

•
We will not warn you if you set Lock-In Thresholds for Automatic Segment Lock-In at sub-optimal levels

•
You will not know the locked-in Equity Adjustment in advance; the locked-in Equity Adjustment could be lower than you anticipated

•
We are not responsible for any losses or forgone gains related to your decision whether or not to exercise Segment Lock-In

•
Only available during the accumulation period

•
Only available for the Index-Linked Segment Options

•
Will not participate in Index performance (positive or negative) for the remainder of the Segment Term, including the Segment End Date

•
Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate and Participation Rate, as applicable, will not apply on the Segment End Date

•
Locking-in a negative Equity Adjustment will result in loss, no downside protection under buffer or floor will apply, and the loss could be significant

•
For multi-year Segment Terms, upon exercise, Segment End Date will always be next Segment Anniversary

•
Cannot be exercised during last two Valuation Days prior to Segment End Date•
May be exercised once per Segment Term for each Index-Linked Segment Option

•
May only exercise for entire Accumulated Value in an Index-Linked Segment Option

•
	Exercise is irrevocable
Withdrawal Charge [Member]
Prospectus:
Surrender Charge (of Other Amount) Maximum [Percent]	10.00%

[1]
Surrender Charges apply to withdrawals during the first six Contract Years. The Surrender Charge declines during the first six Contract Years according to the following schedule:

Contract Year	Surrender Charge (as a percentage of the amount Surrendered)
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7+	0%
Each Contract Year, there is a Free Surrender Amount equal to the greater of (i) 10% of your Premium Payment; (ii) the Secure Income Benefit Payment; or (iii) your RMD amount, as applicable. Withdrawals of the Free Surrender Amount are not subject to Surrender Charges or Bond Adjustments, but may be subject to negative Equity Adjustments and taxes and tax penalties.

[2]	As a percentage of the Secure Income Benefit Base. This is the current GLWB Fee. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum of 2.00%. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, your Contract will not be subject to this fee in future Contract Years.
[3]	As a percentage of the average daily net asset value of the Underlying Fund.
[4]
Referred to elsewhere in this prospectus as the GLWB Fee. This is the maximum fee for the Secure Income Protector (GLWB). The current GLWB Fee for new Contracts is 1.50%. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, you will not be subject to this fee in future Contract Years.

[5]	Annuitization not permitted until after the second Contract Year.
[6]
You cannot instruct us to allocate your Premium Payment or Accumulated Value to the Variable Account. The sole purpose of the Variable Account is to serve as a default reallocation option at the end of a Segment Term in the absence of Owner instructions.

[7]
Any withdrawal, Annuitization or death benefit, regardless of when it occurs (even a Segment End Date), is subject to a Bond Adjustment, except that a Bond Adjustment will not apply to: (i) withdrawals of the Free Surrender Amount; (ii) Secure Income Withdrawals; (iii) RMD withdrawals; (iv) withdrawals or other Surrenders deducted from the Initial Holding Account or the Variable Account; or (v) exercise of the Contract’s free look rights. Also, a Bond Adjustment will be zero (0%) on any Segment Anniversary evenly divisible by six (6) (e.g., 6, 12, 18, etc.). For amounts removed from the Fixed Segment Option, the maximum amount of loss due to a Bond Adjustment is subject to the Standard Nonforfeiture Law for Individual Deferred Annuities which means the minimum amount available from the Fixed Segment Option will not be less than the minimum nonforfeiture amount under state law.

[8]
An Equity Adjustment will apply upon any withdrawal, Annuitization or death benefit, or if a GLWB Fee is deducted, from an Index-Linked Segment Option prior to the Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option. In addition to an Equity Adjustment, upon withdrawal or Annuitization, or upon the deduction of a GLWB Fee, prior to the Segment End Date, your Crediting Base in the Index-Linked Segment Option will be reduced. In general, the reduction will be proportionate and could be greater than the amount withdrawn or Annuitized or the GLWB Fee deducted. A reduction to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term, and less gain or more loss, as applicable, at the end of the Segment Term.